Quarterly Report
May 31, 2025
SSGA Active Trust
SPDR SSGA My2026 Municipal Bond ETF
SPDR SSGA My2027 Municipal Bond ETF
SPDR SSGA My2028 Municipal Bond ETF
SPDR SSGA My2029 Municipal Bond ETF
SPDR SSGA My2030 Municipal Bond ETF
SPDR SSGA My2026 Corporate Bond ETF
SPDR SSGA My2027 Corporate Bond ETF
SPDR SSGA My2028 Corporate Bond ETF
SPDR SSGA My2029 Corporate Bond ETF
SPDR SSGA My2030 Corporate Bond ETF
SPDR SSGA My2031 Corporate Bond ETF
SPDR SSGA My2032 Corporate Bond ETF
SPDR SSGA My2033 Corporate Bond ETF
SPDR SSGA My2034 Corporate Bond ETF

TABLE OF CONTENTS (Unaudited)

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.1%
ARKANSAS — 2.7%
Dover School District No. 17, General Obligation, AR State Aid Withholding, 2.00%, 2/1/2026	$135,000	$133,380
CALIFORNIA — 5.4%
Arcadia Unified School District, General Obligation, CA 4.00%, 8/1/2038	225,000	219,523
State of California, General Obligation, CA 5.00%, 10/1/2047	50,000	50,284
		269,807
COLORADO — 4.1%
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2046	200,000	201,285
CONNECTICUT — 4.1%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	200,000	205,069
DELAWARE — 3.2%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2026	155,000	158,663
DISTRICT OF COLUMBIA — 2.1%
District of Columbia Income Tax Revenue, DC Series A, 5.00%, 3/1/2026	100,000	101,587
FLORIDA — 3.9%
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2028	105,000	107,216
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2037	85,000	86,921
		194,137
HAWAII — 1.0%
State of Hawaii, General Obligation, HI Series FK, 5.00%, 5/1/2026	50,000	50,975
ILLINOIS — 4.5%
Illinois Finance Authority Revenue, IL Series A, 4.00%, 10/1/2034	225,000	221,920
INDIANA — 4.6%
City of West Lafayette Sewer Revenue, IN 3.75%, 7/1/2029	225,000	225,721
KANSAS — 2.5%
Johnson County Public Building Commission Revenue, KS Series A, 5.00%, 9/1/2026	120,000	123,027
Security Description	Principal Amount	Value
MICHIGAN — 10.9%
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty Municipal Corp., 5.00%, 5/1/2038 (a)	$225,000	$227,136
Great Lakes Water Authority Water Supply System Revenue, MI:
Series C, 5.00%, 7/1/2031	130,000	132,102
Series C, 5.00%, 7/1/2035	65,000	65,844
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2032	115,000	116,723
		541,805
MINNESOTA — 3.0%
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2026	20,000	20,319
Western Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2034	125,000	126,284
		146,603
NEW YORK — 13.4%
City of New York, General Obligation, NY Series B1, 5.00%, 12/1/2037	150,000	152,144
Metropolitan Transportation Authority Revenue, NY Series D-1, Build America Mutual Assurance Corp., 5.00%, 11/15/2033 (a)	200,000	201,040
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series B1, 4.00%, 8/1/2037	225,000	220,012
Utility Debt Securitization Authority Revenue, NY 5.00%, 12/15/2037	90,000	90,335
		663,531
OHIO — 2.2%
Berea City School District, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2040 (a)	110,000	111,363
PENNSYLVANIA — 10.6%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 2/1/2033	225,000	225,596
Pittsburgh Water & Sewer Authority Revenue, PA Series A, Assured Guaranty Municipal Corp., 5.00%, 9/1/2025 (a)	75,000	75,332

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue, PA State Aid Withholding, 5.00%, 6/1/2036	$225,000	$226,226
		527,154
RHODE ISLAND — 3.0%
Rhode Island Health & Educational Building Corp. Revenue, RI Series B, 5.00%, 9/15/2025	150,000	150,730
TEXAS — 11.8%
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2032	185,000	188,729
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2035	130,000	131,221
Series B, 5.00%, 3/1/2026	40,000	40,621
City of Waxahachie, General Obligation, TX 4.00%, 8/1/2036	225,000	224,608
		585,179
UTAH — 2.7%
State of Utah, General Obligation, UT 5.00%, 7/1/2026	130,000	133,044
WASHINGTON — 2.4%
Snohomish County School District No. 201 Snohomish, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	50,000	50,503
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2035	65,000	65,997
		116,500
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,895,373)		4,861,480

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (b) (c) (Cost $33,433)	33,433	$33,433
TOTAL INVESTMENTS — 98.8% (Cost $4,928,806)		4,894,913
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		61,784
NET ASSETS — 100.0%		$4,956,697
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	6.3%
Assured Guaranty Municipal Corp.	6.1%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,861,480	$—	$4,861,480
Short-Term Investment	33,433	—	—	33,433
TOTAL INVESTMENTS	$33,433	$4,861,480	$—	$4,894,913
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$4,446,153	$4,412,720	$—	$—	33,433	$33,433	$1,541
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.6%
CALIFORNIA — 2.6%
California Health Facilities Financing Authority Revenue, CA Series B, 5.00%, 10/1/2039 (a)	$125,000	$128,614
CONNECTICUT — 4.5%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	215,000	220,449
DISTRICT OF COLUMBIA — 6.0%
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2052	175,000	175,154
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2042	120,000	120,388
		295,542
FLORIDA — 1.5%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2027	70,000	71,326
GEORGIA — 2.1%
State of Georgia, General Obligation, GA Series A-2, 5.00%, 2/1/2030	100,000	103,244
HAWAII — 2.9%
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2027	25,000	25,446
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	115,000	115,622
		141,068
ILLINOIS — 12.7%
City of Chicago Wastewater Transmission Revenue, IL Series B, 5.00%, 1/1/2036	75,000	75,852
State of Illinois, General Obligation, IL Series A, 5.00%, 3/1/2027	135,000	138,839
Village of Elk Grove Village, General Obligation, IL 5.00%, 1/1/2036	200,000	203,981
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2046 (b)	200,000	203,376
		622,048
IOWA — 6.9%
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2028	125,000	130,353
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2027	200,000	208,893
		339,246
Security Description	Principal Amount	Value
MAINE — 3.8%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	$180,000	$187,957
MICHIGAN — 1.4%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	20,000	20,791
Michigan Finance Authority Revenue, MI Series B, 5.00%, 10/1/2027	45,000	46,200
		66,991
MISSOURI — 4.6%
Valley Park Fire Protection District, General Obligation, MO 4.00%, 3/1/2037	225,000	223,232
NEBRASKA — 0.5%
Omaha Public Power District Revenue, NE Series A, 5.00%, 2/1/2027	25,000	25,352
NEW MEXICO — 4.4%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2036	225,000	217,335
NEW YORK — 9.6%
Build NYC Resource Corp. Revenue, NY 5.00%, 8/1/2030	200,000	202,506
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2035	100,000	102,260
New York City Municipal Water Finance Authority Revenue, NY Series DD, 5.00%, 6/15/2047	165,000	165,227
		469,993
NORTH CAROLINA — 4.7%
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2032	225,000	229,753
OHIO — 4.3%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 7/1/2034	165,000	168,676
State of Ohio, General Obligation, OH Series C, 5.00%, 8/1/2027	40,000	41,916
		210,592
OKLAHOMA — 1.1%
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2027	50,000	51,693

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PENNSYLVANIA — 6.3%
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2037	$20,000	$20,448
Pennsylvania Turnpike Commission Revenue, PA Series A-1, 5.00%, 12/1/2042	175,000	176,155
Philadelphia Housing Authority Revenue, PA 5.00%, 5/1/2047	115,000	114,457
		311,060
TENNESSEE — 4.7%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 1/1/2027	225,000	230,116
TEXAS — 4.5%
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2027	30,000	30,709
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2027	40,000	40,576
County of Williamson, General Obligation, TX 5.00%, 2/15/2027	35,000	36,293
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2027	110,000	111,567
		219,145
VIRGINIA — 5.8%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2027	50,000	51,296
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	225,000	235,469
		286,765
Security Description	Principal Amount	Value
WASHINGTON — 2.7%
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2027	$110,000	$112,420
Series D, 5.00%, 2/1/2040	20,000	20,251
		132,671
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,824,467)		4,784,192
	Shares
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (c) (d) (Cost $39,818)	39,818	39,818
TOTAL INVESTMENTS — 98.4% (Cost $4,864,285)		4,824,010
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		76,832
NET ASSETS — 100.0%		$4,900,842
(a)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	4.2%
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,784,192	$—	$4,784,192
Short-Term Investment	39,818	—	—	39,818
TOTAL INVESTMENTS	$39,818	$4,784,192	$—	$4,824,010
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$5,913,041	$5,873,223	$—	$—	39,818	$39,818	$1,848
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.9%
CALIFORNIA — 5.5%
Metropolitan Water District of Southern California Revenue, CA 5.00%, 1/1/2036	$60,000	$63,087
San Mateo County Community College District, General Obligation, CA Series B, 5.00%, 9/1/2045	200,000	204,675
		267,762
COLORADO — 1.3%
University of Colorado Revenue, CO Series A-2, 4.00%, 6/1/2038	60,000	61,462
CONNECTICUT — 4.9%
State of Connecticut, General Obligation, CT Series A, 5.00%, 3/15/2028	225,000	237,975
FLORIDA — 6.9%
Miami-Dade County Educational Facilities Authority Revenue, FL:
Series A, 5.00%, 4/1/2028	100,000	105,021
Series A, 5.00%, 4/1/2034	190,000	196,825
Series A, 5.00%, 4/1/2048	35,000	34,917
		336,763
GEORGIA — 6.9%
Atlanta Urban Redevelopment Agency Revenue, GA Series B, 5.00%, 7/1/2028	100,000	106,478
Municipal Electric Authority of Georgia Revenue, GA Series A, 5.00%, 1/1/2028	225,000	229,803
		336,281
HAWAII — 1.4%
City & County of Honolulu, General Obligation, HI Series A, 5.00%, 9/1/2030	65,000	68,567
ILLINOIS — 2.4%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2035	65,000	67,224
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2028	20,000	20,814
Series B, 5.00%, 10/1/2027	25,000	25,901
		113,939
INDIANA — 2.1%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2028	70,000	73,709
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series C, 4.00%, 1/1/2037	30,000	30,021
		103,730
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.7%
Commonwealth of Massachusetts, General Obligation, MA Series A, 5.00%, 1/1/2038	$35,000	$35,953
MICHIGAN — 7.5%
City of Grosse Pointe, General Obligation, MI 5.00%, 10/1/2031	175,000	185,780
Gibraltar School District, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2037	175,000	180,567
		366,347
NEVADA — 1.6%
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2033	45,000	47,161
State of Nevada, General Obligation, NV Series A, 4.00%, 4/1/2033	30,000	30,344
		77,505
NEW HAMPSHIRE — 3.4%
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 5.00%, 7/1/2028	160,000	166,365
NEW YORK — 1.8%
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-3, State Aid Withholding, 5.00%, 7/15/2034	75,000	77,988
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A1, 5.00%, 8/1/2035	10,000	10,374
		88,362
OHIO — 9.0%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2028	200,000	212,397
Ohio Higher Educational Facility Commission Revenue, OH Series A, 4.00%, 12/1/2035	225,000	225,457
		437,854
PENNSYLVANIA — 8.3%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 3/1/2037	130,000	129,321
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.25%, 12/1/2048	175,000	177,925

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pittsburgh School District, General Obligation, PA Series A, State Aid Withholding, 4.00%, 9/1/2039	$100,000	$97,082
		404,328
SOUTH DAKOTA — 0.4%
South Dakota State Building Authority Revenue, SD Series A, 5.00%, 6/1/2038	20,000	20,450
TENNESSEE — 1.3%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 7/1/2031	60,000	63,257
TEXAS — 19.9%
Conroe Municipal Management District No. 1, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	130,000	130,189
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	165,000	172,255
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2038	225,000	220,536
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2048	200,000	198,025
Prosper Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2036	20,000	20,042
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	225,000	227,523
		968,570
VIRGINIA — 5.4%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2028	55,000	56,851
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2028	195,000	204,158
		261,009
WASHINGTON — 2.7%
City of Marysville, General Obligation, WA Series B, 5.00%, 12/1/2038	25,000	25,524
Security Description	Principal Amount	Value
King County School District No. 414 Lake Washington, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	$50,000	$51,042
State of Washington, General Obligation, WA Series C, 5.00%, 2/1/2033	50,000	52,187
		128,753
WEST VIRGINIA — 0.5%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2033	25,000	26,107
WISCONSIN — 4.0%
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2039	100,000	96,069
Series B, 4.00%, 5/1/2040	100,000	95,837
		191,906
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,832,286)		4,763,245
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (b) (c) (Cost $45,799)	45,799	45,799
TOTAL INVESTMENTS — 98.8% (Cost $4,878,085)		4,809,044
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		58,174
NET ASSETS — 100.0%		$4,867,218
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	2.7%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2025.

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,763,245	$—	$4,763,245
Short-Term Investment	45,799	—	—	45,799
TOTAL INVESTMENTS	$45,799	$4,763,245	$—	$4,809,044

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$4,999,224	$4,953,425	$—	$—	45,799	$45,799	$1,612
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.2%
ALABAMA — 2.8%
Auburn University Revenue, AL Series A, 5.00%, 6/1/2029	$15,000	$15,269
Morgan County Board of Education Revenue, AL Series B, 4.00%, 3/1/2037	225,000	218,697
		233,966
ARIZONA — 4.5%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	218,286
Maricopa County Industrial Development Authority Revenue, AZ Series A, 4.00%, 1/1/2044	185,000	166,352
		384,638
CALIFORNIA — 0.3%
California Infrastructure & Economic Development Bank Revenue, CA 5.00%, 8/1/2038	25,000	26,038
DELAWARE — 2.5%
Delaware Municipal Electric Corp. Revenue, DE Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2033 (a)	160,000	169,124
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2029	40,000	43,244
		212,368
DISTRICT OF COLUMBIA — 0.2%
Washington Metropolitan Area Transit Authority Revenue, DC Series A-1, 5.00%, 7/1/2029	20,000	20,754
FLORIDA — 5.3%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2049	225,000	226,566
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2029	25,000	25,384
Volusia County Educational Facility Authority Revenue, FL Series A, 4.00%, 10/15/2037	200,000	196,846
		448,796
GEORGIA — 1.6%
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	125,000	135,672
ILLINOIS — 7.1%
Chicago O'Hare International Airport Revenue, IL:
Series B, 5.00%, 1/1/2048	200,000	198,603
Security Description	Principal Amount	Value
Series D, 5.25%, 1/1/2029	$25,000	$25,815
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2029	70,000	72,091
Series C, 5.00%, 2/15/2029	140,000	143,729
Kendall & Kane Counties Community Unit School District No. 115, General Obligation, IL Series B, 5.00%, 1/1/2029	85,000	87,800
Regional Transportation Authority Revenue, IL Series A, 5.00%, 6/1/2029	75,000	76,161
		604,199
IOWA — 3.8%
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2029	300,000	322,852
KENTUCKY — 5.8%
Kentucky Economic Development Finance Authority Revenue, KY Series A-2, 5.00%, 8/1/2035	225,000	232,518
Kentucky State Property & Building Commission Revenue, KY:
Series B, 5.00%, 11/1/2028	200,000	213,072
Series B, 5.00%, 11/1/2029	40,000	43,071
		488,661
MARYLAND — 0.3%
County of Howard, General Obligation, MD Series D, 5.00%, 2/15/2029	20,000	21,138
MASSACHUSETTS — 2.4%
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2036	15,000	15,710
Series B, 5.00%, 7/1/2036	180,000	188,178
		203,888
MICHIGAN — 0.6%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2029	50,000	53,717
NEVADA — 1.9%
Las Vegas Valley Water District, General Obligation, NV Series A, 5.00%, 6/1/2029	150,000	161,842
NEW JERSEY — 3.6%
New Jersey Economic Development Authority Revenue, NJ:
Series A, 5.00%, 11/1/2031	45,000	47,869
Series A, 5.00%, 11/1/2032	45,000	47,622
Series A, 5.00%, 11/1/2033	200,000	210,467
		305,958

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NEW YORK — 5.6%
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.00%, 6/15/2040	$300,000	$308,912
Series HH, 5.00%, 6/15/2029	150,000	150,103
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A2, 5.00%, 5/1/2036	20,000	20,810
		479,825
NORTH CAROLINA — 2.6%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2049	225,000	223,557
OHIO — 9.5%
Cleveland Department of Public Utilities Division of Public Power Revenue, OH Series A, Assured Guaranty Municipal Corp., 4.00%, 11/15/2038 (a)	150,000	143,300
County of Hamilton Sales Tax Revenue, OH Series A, 5.00%, 12/1/2029	240,000	245,849
Euclid Public Library, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2053 (a)	110,000	110,533
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	300,000	304,950
		804,632
OREGON — 4.1%
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2029	300,000	323,308
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	25,000	25,611
		348,919
PENNSYLVANIA — 6.5%
City of Philadelphia, General Obligation, PA Series B, 5.00%, 2/1/2036	200,000	208,770
Pennsylvania Turnpike Commission Revenue, PA:
Series 2017-3, 5.00%, 12/1/2029	135,000	140,412
Series A, 5.00%, 12/1/2044	200,000	201,633
		550,815
RHODE ISLAND — 0.7%
Rhode Island Commerce Corp. Revenue, RI Series B, 5.00%, 6/15/2029	55,000	55,970
SOUTH CAROLINA — 1.3%
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2029	100,000	107,546
Security Description	Principal Amount	Value
TEXAS — 11.9%
Aubrey Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029	$300,000	$321,973
CNP Utility District, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 4/1/2035 (a)	225,000	225,840
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	200,000	202,243
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2029	45,000	46,500
Waller County Road Improvement District No. 1, General Obligation, TX Series A, Assured Guaranty Corp., 4.00%, 3/1/2037 (a)	225,000	218,881
		1,015,437
UTAH — 3.4%
State of Utah, General Obligation, UT 5.00%, 7/1/2029	225,000	240,485
University of Utah Revenue, UT Series B-1, 5.00%, 8/1/2028	50,000	51,054
		291,539
VERMONT — 2.8%
Vermont Educational & Health Buildings Financing Agency Revenue, VT 5.00%, 11/1/2035	225,000	236,921
VIRGINIA — 0.5%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2029	45,000	46,058
WASHINGTON — 5.6%
City of Kennewick Water & Sewer Revenue, WA 4.00%, 12/1/2035	225,000	226,344
County of King, General Obligation, WA 5.00%, 1/1/2033	160,000	169,209
State of Washington, General Obligation, WA Series 2020-A, 5.00%, 8/1/2036	80,000	83,956
		479,509
WEST VIRGINIA — 1.0%
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	80,000	82,974
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,522,207)		8,348,189

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (b) (c) (Cost $26,130)	26,130	$26,130
TOTAL INVESTMENTS — 98.5% (Cost $8,548,337)		8,374,319
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		124,413
NET ASSETS — 100.0%		$8,498,732
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	7.5%
Assured Guaranty Corp.	2.6%
Assured Guaranty Municipal Corp.	1.7%

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,348,189	$—	$8,348,189
Short-Term Investment	26,130	—	—	26,130
TOTAL INVESTMENTS	$26,130	$8,348,189	$—	$8,374,319

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$8,093,554	$8,067,424	$—	$—	26,130	$26,130	$3,253
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.7%
ALABAMA — 2.8%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2034	$225,000	$242,461
ARIZONA — 2.8%
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2030	20,000	20,346
Series A, 5.00%, 7/1/2049	220,000	218,286
		238,632
CALIFORNIA — 2.7%
San Rafael City High School District, General Obligation, CA Series A, 4.00%, 8/1/2041	225,000	221,202
University of California Revenue, CA Series AR, 5.00%, 5/15/2030	10,000	10,167
		231,369
COLORADO — 1.9%
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2030	150,000	164,124
CONNECTICUT — 3.8%
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 9/1/2030	50,000	51,080
Series A, 5.00%, 5/1/2037	255,000	268,199
		319,279
FLORIDA — 3.8%
City of North Miami Beach Water Revenue, FL Series A, 5.00%, 8/1/2049	100,000	101,034
JEA Electric System Revenue, FL Series A, 4.00%, 10/1/2035	225,000	226,719
		327,753
HAWAII — 3.5%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 10/1/2029	190,000	193,969
Series A, 5.00%, 9/1/2030	100,000	105,488
		299,457
IDAHO — 2.6%
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2030	200,000	219,338
ILLINOIS — 1.7%
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2030	100,000	100,820
Security Description	Principal Amount	Value
Kane County Community Unit School District No. 304 Geneva, General Obligation, IL 5.00%, 1/1/2030	$40,000	$41,191
		142,011
INDIANA — 2.5%
Indiana Finance Authority Revenue, IN 5.00%, 6/1/2031	200,000	211,878
IOWA — 3.4%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	105,000	113,227
Series A, 5.00%, 8/1/2040	170,000	177,873
		291,100
KENTUCKY — 0.5%
Kentucky State Property & Building Commission Revenue, KY 5.00%, 5/1/2030	40,000	41,993
MICHIGAN — 5.2%
Great Lakes Water Authority Water Supply System Revenue, MI Series D, 5.00%, 7/1/2030	200,000	203,085
Harrison Community Schools, General Obligation, MI Series III, Qualified School Bond Loan Fund, 4.00%, 5/1/2038	225,000	219,545
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2030	20,000	21,780
		444,410
MINNESOTA — 2.7%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2030	65,000	66,796
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series A, 5.00%, 3/1/2030	150,000	164,116
		230,912
MISSISSIPPI — 2.4%
Mississippi Development Bank Revenue, MS 4.00%, 10/1/2036	200,000	200,347
MISSOURI — 1.9%
City of Kansas City, General Obligation, MO Series A, 5.00%, 2/1/2030	150,000	161,738
NEVADA — 2.5%
Clark County School District, General Obligation, NV Series A, Assured Guaranty Municipal Corp., 5.00%, 6/15/2035 (a)	200,000	212,474

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NEW MEXICO — 1.9%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2030	$150,000	$158,104
NEW YORK — 6.3%
Empire State Development Corp. Revenue, NY Series C, 5.00%, 3/15/2038	200,000	208,975
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 2/15/2030	15,000	15,288
New York Transportation Development Corp. Revenue, NY Series C, 5.00%, 12/1/2037	300,000	311,860
		536,123
NORTH CAROLINA — 2.3%
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2030	175,000	192,559
OHIO — 4.2%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 10/1/2033	80,000	83,815
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 6/1/2033	250,000	270,252
		354,067
OKLAHOMA — 4.2%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2030	90,000	92,221
Oklahoma Capitol Improvement Authority Revenue, OK 5.00%, 7/1/2030	260,000	263,924
		356,145
OREGON — 1.7%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 10/1/2030	100,000	109,814
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	35,000	35,856
		145,670
PENNSYLVANIA — 6.4%
City of Philadelphia Water & Wastewater Revenue, PA Series A, 5.00%, 11/1/2039	225,000	234,467
Pennsylvania Turnpike Commission Revenue, PA:
Series 2ND, 5.00%, 12/1/2030	250,000	259,621
Series A, 5.00%, 12/1/2044	50,000	50,408
		544,496
Security Description	Principal Amount	Value
SOUTH CAROLINA — 1.1%
Clemson University Revenue, SC Series A, 5.00%, 5/1/2030	$90,000	$98,019
TEXAS — 6.4%
City of Dallas, General Obligation, TX 5.00%, 2/15/2030	140,000	144,234
Dallas Fort Worth International Airport Revenue, TX 5.00%, 11/1/2031	75,000	81,700
Harris County Municipal Utility District No. 559, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	80,000	80,183
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 7/1/2031	225,000	235,535
		541,652
UTAH — 0.4%
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2030	35,000	36,250
VIRGINIA — 1.2%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2030	100,000	105,064
WASHINGTON — 12.4%
Chelan County Public Utility District No. 1 Revenue, WA Series A, 4.00%, 7/1/2036	225,000	226,134
City of Seattle Municipal Light & Power Revenue, WA Series C, 5.00%, 9/1/2030	115,000	119,742
County of King, General Obligation, WA Series A, 5.00%, 12/1/2042	200,000	207,766
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	165,000	168,633
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 9/1/2035	145,000	152,937
Series A2, 5.00%, 8/1/2037	175,000	178,811
		1,054,023
WISCONSIN — 2.5%
Platteville School District, General Obligation, WI 4.00%, 3/1/2041	225,000	213,784
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,474,638)		8,315,232

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (b) (c) (Cost $72,247)	72,247	$72,247
TOTAL INVESTMENTS — 98.6% (Cost $8,546,885)		8,387,479
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		121,443
NET ASSETS — 100.0%		$8,508,922

(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	2.5%
Build America Mutual Assurance Corp.	0.9%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,315,232	$—	$8,315,232
Short-Term Investment	72,247	—	—	72,247
TOTAL INVESTMENTS	$72,247	$8,315,232	$—	$8,387,479

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$8,758,223	$8,685,976	$—	$—	72,247	$72,247	$3,076
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 2.4%
Boeing Co.:
2.25%, 6/15/2026	$50,000	$48,748
3.10%, 5/1/2026	225,000	221,587
General Dynamics Corp. 2.13%, 8/15/2026	75,000	73,192
Lockheed Martin Corp. 3.55%, 1/15/2026	50,000	49,642
RTX Corp.:
5.00%, 2/27/2026	55,000	55,181
5.75%, 11/8/2026	200,000	203,460
		651,810
AGRICULTURE — 2.5%
Altria Group, Inc. 2.63%, 9/16/2026	125,000	122,095
Bunge Ltd. Finance Corp. 3.25%, 8/15/2026	75,000	73,858
Imperial Brands Finance PLC 3.50%, 7/26/2026 (a)	350,000	344,785
Philip Morris International, Inc.:
2.75%, 2/25/2026	45,000	44,413
4.88%, 2/13/2026	110,000	110,175
		695,326
AUTO MANUFACTURERS — 3.2%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	35,000	33,593
Series GMTN, 2.30%, 9/9/2026	40,000	38,879
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	85,000	82,164
4.54%, 8/1/2026	80,000	78,861
5.13%, 11/5/2026	225,000	222,970
6.95%, 6/10/2026	80,000	80,880
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	75,000	72,467
5.25%, 3/1/2026	150,000	150,180
Toyota Motor Credit Corp.:
Series MTN, 1.13%, 6/18/2026	53,000	51,241
Series MTN, 4.80%, 1/5/2026	40,000	40,068
Series MTN, 5.00%, 8/14/2026	37,000	37,269
		888,572
BANKS — 18.9%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	155,000	153,425
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	125,000	124,979
6.22%, 9/15/2026	50,000	50,932
Bank of Montreal Series MTN, 1.25%, 9/15/2026	155,000	148,870
Bank of Nova Scotia:
4.75%, 2/2/2026	110,000	110,097
Security Description	Principal Amount	Value
5.35%, 12/7/2026	$100,000	$101,215
Barclays PLC:
4.38%, 1/12/2026	245,000	244,368
5.20%, 5/12/2026	75,000	75,220
Capital One NA Series BKNT, 4.25%, 3/13/2026	75,000	74,757
Citibank NA 5.49%, 12/4/2026	120,000	121,733
Citigroup, Inc.:
3.20%, 10/21/2026	150,000	147,339
3.40%, 5/1/2026	75,000	74,278
4.30%, 11/20/2026	160,000	159,219
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	100,000	100,146
Citizens Bank NA 3.75%, 2/18/2026	50,000	49,635
Citizens Financial Group, Inc. 2.85%, 7/27/2026	225,000	220,426
Goldman Sachs Group, Inc.:
3.50%, 11/16/2026	142,000	139,955
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	75,000	74,765
JPMorgan Chase & Co. 2.95%, 10/1/2026	150,000	147,283
KeyBank NA 3.40%, 5/20/2026	150,000	147,987
Lloyds Banking Group PLC 4.65%, 3/24/2026	285,000	284,162
Manufacturers & Traders Trust Co. 4.65%, 1/27/2026	50,000	49,934
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	50,000	48,928
3.85%, 3/1/2026	25,000	24,879
Mizuho Financial Group, Inc. 2.84%, 9/13/2026	69,000	67,563
Morgan Stanley 3.95%, 4/23/2027	250,000	247,707
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	81,000	77,903
2.60%, 7/23/2026	95,000	93,236
SOFR + 1.32%, 5.81%, 6/12/2026 (b)	200,000	200,088
Royal Bank of Canada Series GMTN, 4.65%, 1/27/2026	325,000	324,620
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	105,000	100,887
2.63%, 7/14/2026	125,000	122,489
Truist Bank:
3.30%, 5/15/2026	150,000	148,045
3.80%, 10/30/2026	40,000	39,506
U.S. Bancorp:
Series MTN, 3.10%, 4/27/2026	75,000	74,000

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	$425,000	$426,560
Wells Fargo & Co.:
3.00%, 4/22/2026	150,000	147,972
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	175,000	174,930
Wells Fargo Bank NA 4.81%, 1/15/2026	100,000	100,116
		5,220,154
BEVERAGES — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	40,000	39,782
Constellation Brands, Inc. 3.70%, 12/6/2026	58,000	57,338
Molson Coors Beverage Co. 3.00%, 7/15/2026	200,000	196,656
PepsiCo, Inc. 2.38%, 10/6/2026	36,000	35,153
		328,929
BIOTECHNOLOGY — 0.4%
Amgen, Inc. 2.60%, 8/19/2026	125,000	122,410
CHEMICALS — 0.5%
DuPont de Nemours, Inc. 4.49%, 11/15/2025	135,000	134,869
COMMERCIAL SERVICES — 1.2%
Global Payments, Inc. 4.80%, 4/1/2026	100,000	99,959
GXO Logistics, Inc. 1.65%, 7/15/2026	250,000	240,677
		340,636
COMPUTERS — 1.6%
Apple, Inc. 3.25%, 2/23/2026	110,000	109,034
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	75,000	73,200
International Business Machines Corp.:
3.30%, 5/15/2026	225,000	222,532
3.45%, 2/19/2026	25,000	24,792
		429,558
CONSTRUCTION MATERIALS — 0.2%
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	50,000	49,574
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.35%, 3/22/2026	45,000	45,341
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	$150,000	$145,338
Air Lease Corp. Series MTN, 5.30%, 6/25/2026	75,000	75,503
Aircastle Ltd.:
4.25%, 6/15/2026	190,000	188,602
5.25%, 8/11/2025 (a)	235,000	234,734
American Express Co. 3.13%, 5/20/2026	77,500	76,592
Capital One Financial Corp.:
3.75%, 7/28/2026	100,000	98,795
4.50%, 1/30/2026	175,000	174,615
Charles Schwab Corp.:
1.15%, 5/13/2026	99,000	96,026
5.88%, 8/24/2026	240,000	243,857
Invesco Finance PLC 3.75%, 1/15/2026	50,000	49,695
Nasdaq, Inc. 3.85%, 6/30/2026	35,000	34,791
Nomura Holdings, Inc. 5.71%, 1/9/2026	200,000	200,964
		1,619,512
ELECTRIC — 7.3%
AEP Transmission Co. LLC 3.10%, 12/1/2026	100,000	97,966
Ameren Corp. 3.65%, 2/15/2026	150,000	148,899
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	115,000	112,547
DTE Energy Co. 2.85%, 10/1/2026	100,000	97,772
Duke Energy Carolinas LLC 2.95%, 12/1/2026	75,000	73,588
Emera U.S. Finance LP 3.55%, 6/15/2026	50,000	49,342
Entergy Corp. 2.95%, 9/1/2026	95,000	93,138
Evergy Kansas Central, Inc. 2.55%, 7/1/2026	25,000	24,520
Exelon Corp. 3.40%, 4/15/2026	125,000	123,709
Georgia Power Co. 3.25%, 4/1/2026	150,000	148,512
National Rural Utilities Cooperative Finance Corp. 4.45%, 3/13/2026	50,000	49,970
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	120,000	118,046
3.15%, 1/1/2026	100,000	98,882
Public Service Electric & Gas Co. Series MTN, 0.95%, 3/15/2026	180,000	175,261
San Diego Gas & Electric Co. 6.00%, 6/1/2026	19,000	19,301

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sempra 5.40%, 8/1/2026	$315,000	$317,564
Sierra Pacific Power Co. 2.60%, 5/1/2026	137,000	134,739
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	50,000	49,067
5.05%, 12/30/2026 (a)	30,000	30,127
Xcel Energy, Inc. 3.35%, 12/1/2026	50,000	49,066
		2,012,016
ELECTRONICS — 0.4%
Hubbell, Inc. 3.35%, 3/1/2026	25,000	24,764
Tyco Electronics Group SA:
3.70%, 2/15/2026	50,000	49,730
4.50%, 2/13/2026	25,000	24,972
		99,466
FOOD — 3.6%
Campbell's Co. 5.30%, 3/20/2026	199,000	199,878
Conagra Brands, Inc. 5.30%, 10/1/2026	80,000	80,585
Ingredion, Inc. 3.20%, 10/1/2026	40,000	39,256
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 1/15/2027	210,000	202,765
Kroger Co.:
2.65%, 10/15/2026	46,000	44,899
3.50%, 2/1/2026	55,000	54,569
Mars, Inc. 4.45%, 3/1/2027 (a)	250,000	250,255
Sysco Corp. 3.30%, 7/15/2026	125,000	123,350
		995,557
GAS — 0.3%
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	75,000	73,539
HEALTH CARE PRODUCTS — 1.6%
Agilent Technologies, Inc. 3.05%, 9/22/2026	150,000	147,325
Baxter International, Inc. 2.60%, 8/15/2026	25,000	24,420
Solventum Corp. 5.45%, 2/25/2027	135,000	136,702
Thermo Fisher Scientific, Inc. 4.95%, 8/10/2026	125,000	125,765
		434,212
HEALTH CARE SERVICES — 1.6%
Cigna Group 4.50%, 2/25/2026	50,000	49,933
HCA, Inc.:
5.25%, 6/15/2026	135,000	135,134
Security Description	Principal Amount	Value
5.38%, 9/1/2026	$125,000	$125,562
5.88%, 2/15/2026	100,000	100,189
Premier Health Partners Series G, 2.91%, 11/15/2026	45,000	43,673
		454,491
INSURANCE — 1.7%
Aflac, Inc.:
1.13%, 3/15/2026	25,000	24,344
2.88%, 10/15/2026	25,000	24,490
Allstate Corp. 3.28%, 12/15/2026	35,000	34,388
Arch Capital Finance LLC 4.01%, 12/15/2026	75,000	74,354
CNA Financial Corp. 4.50%, 3/1/2026	75,000	74,844
Corebridge Global Funding 5.75%, 7/2/2026 (a)	50,000	50,612
Swiss Re America Holding Corp. 7.00%, 2/15/2026	175,000	177,368
		460,400
INVESTMENT COMPANY SECURITY — 2.2%
ARES Capital Corp. 3.88%, 1/15/2026	85,000	84,424
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	25,000	24,014
Blackstone Secured Lending Fund 3.63%, 1/15/2026	115,000	113,709
Blue Owl Capital Corp. 4.25%, 1/15/2026	55,000	54,588
Franklin BSP Capital Corp. 3.25%, 3/30/2026	100,000	97,250
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	125,000	123,197
Golub Capital BDC, Inc. 2.50%, 8/24/2026	50,000	48,414
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	75,000	72,670
		618,266
IRON/STEEL — 0.5%
ArcelorMittal SA 4.55%, 3/11/2026	150,000	149,708
LODGING — 1.4%
Hyatt Hotels Corp. 4.85%, 3/15/2026	50,000	49,974
Sands China Ltd. 3.80%, 1/8/2026	350,000	346,983
		396,957
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp. Series DMTN, 4.35%, 5/15/2026	85,000	84,963

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.8%
CNH Industrial Capital LLC 1.88%, 1/15/2026	$100,000	$98,273
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	20,000	19,338
Series MTN, 2.65%, 6/10/2026	90,000	88,465
Series MTN, 4.75%, 6/8/2026	20,000	20,089
		226,165
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	300,000	305,274
Comcast Corp. 3.15%, 3/1/2026	35,000	34,668
Walt Disney Co. 3.38%, 11/15/2026	75,000	74,124
		414,066
MINING — 1.5%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2026	85,000	85,888
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	100,000	97,258
4.00%, 3/27/2027 (a)	185,000	182,889
Rio Tinto Finance USA PLC 4.38%, 3/12/2027	45,000	45,111
		411,146
MISCELLANEOUS MANUFACTURER — 0.4%
Illinois Tool Works, Inc. 2.65%, 11/15/2026	90,000	88,190
Textron, Inc. 4.00%, 3/15/2026	10,000	9,944
		98,134
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	90,000	87,270
OIL & GAS — 3.9%
BP Capital Markets America, Inc.:
3.12%, 5/4/2026	100,000	98,922
3.41%, 2/11/2026	75,000	74,478
Chevron Corp. 2.95%, 5/16/2026	100,000	98,795
Devon Energy Corp. 5.85%, 12/15/2025	125,000	125,317
Diamondback Energy, Inc. 3.25%, 12/1/2026	192,000	188,327
Exxon Mobil Corp. 2.28%, 8/16/2026	15,000	14,671
Marathon Petroleum Corp. 5.13%, 12/15/2026	115,000	115,674
Ovintiv, Inc. 5.38%, 1/1/2026	300,000	300,357
Security Description	Principal Amount	Value
Shell International Finance BV 2.88%, 5/10/2026	$53,000	$52,325
		1,068,866
PACKAGING & CONTAINERS — 0.9%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	100,000	99,003
Berry Global, Inc. 4.88%, 7/15/2026 (a)	155,000	154,608
		253,611
PHARMACEUTICALS — 5.0%
AbbVie, Inc.:
2.95%, 11/21/2026	200,000	196,080
3.20%, 5/14/2026	175,000	173,103
Astrazeneca Finance LLC 1.20%, 5/28/2026	175,000	169,943
AstraZeneca PLC 0.70%, 4/8/2026	20,000	19,410
Bristol-Myers Squibb Co. 3.20%, 6/15/2026	75,000	74,125
CVS Health Corp.:
2.88%, 6/1/2026	100,000	98,231
3.00%, 8/15/2026	40,000	39,229
Johnson & Johnson 2.45%, 3/1/2026	100,000	98,515
McKesson Corp. 1.30%, 8/15/2026	125,000	120,604
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	175,000	175,066
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	225,000	222,048
		1,386,354
PIPELINES — 3.4%
Boardwalk Pipelines LP 5.95%, 6/1/2026	50,000	50,411
Enbridge, Inc. 4.25%, 12/1/2026	42,000	41,810
Energy Transfer LP:
3.90%, 7/15/2026	25,000	24,790
6.05%, 12/1/2026	200,000	203,830
Enterprise Products Operating LLC 5.05%, 1/10/2026	65,000	65,169
ONEOK, Inc.:
4.85%, 7/15/2026	25,000	25,025
5.55%, 11/1/2026	225,000	227,545
5.85%, 1/15/2026	40,000	40,206
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	210,000	211,348
Spectra Energy Partners LP 3.38%, 10/15/2026	32,000	31,443
Western Midstream Operating LP 4.65%, 7/1/2026	25,000	24,930
		946,507

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 6.8%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	$115,000	$114,108
American Tower Corp.:
1.60%, 4/15/2026	135,000	131,417
3.38%, 10/15/2026	125,000	123,094
4.40%, 2/15/2026	25,000	24,917
AvalonBay Communities, Inc. Series GMTN, 3.50%, 11/15/2025	75,000	74,567
Boston Properties LP 2.75%, 10/1/2026	116,000	112,853
Brixmor Operating Partnership LP 4.13%, 6/15/2026	110,000	109,389
Camden Property Trust 5.85%, 11/3/2026	125,000	127,217
COPT Defense Properties LP 2.25%, 3/15/2026	165,000	161,411
Equinix, Inc. 1.45%, 5/15/2026	25,000	24,247
Essex Portfolio LP 3.38%, 4/15/2026	100,000	98,844
Extra Space Storage LP 3.50%, 7/1/2026	65,000	64,293
GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/2026	25,000	24,952
Healthpeak OP LLC 3.25%, 7/15/2026	50,000	49,241
Host Hotels & Resorts LP Series F, 4.50%, 2/1/2026	50,000	49,800
Kimco Realty OP LLC 2.80%, 10/1/2026	175,000	170,819
Sabra Health Care LP 5.13%, 8/15/2026	225,000	224,656
Vornado Realty LP 2.15%, 6/1/2026	180,000	174,366
		1,860,191
RETAIL — 1.9%
AutoNation, Inc. 4.50%, 10/1/2025	125,000	124,696
AutoZone, Inc. 5.05%, 7/15/2026	107,000	107,548
Lowe's Cos., Inc. 4.80%, 4/1/2026	125,000	125,284
Starbucks Corp.:
2.45%, 6/15/2026	75,000	73,421
4.75%, 2/15/2026	80,000	80,059
		511,008
SEMICONDUCTORS — 5.6%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	90,000	90,057
Broadcom, Inc. 3.46%, 9/15/2026	520,000	513,427
Security Description	Principal Amount	Value
Intel Corp.:
2.60%, 5/19/2026	$140,000	$137,341
4.88%, 2/10/2026	100,000	100,058
Lam Research Corp. 3.75%, 3/15/2026	175,000	173,957
Marvell Technology, Inc. 1.65%, 4/15/2026	75,000	72,999
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	100,000	99,228
Skyworks Solutions, Inc. 1.80%, 6/1/2026	185,000	179,115
Texas Instruments, Inc. 1.13%, 9/15/2026	25,000	24,051
TSMC Arizona Corp. 1.75%, 10/25/2026	156,000	150,191
		1,540,424
SOFTWARE — 2.7%
Concentrix Corp. 6.65%, 8/2/2026	70,000	71,242
Electronic Arts, Inc. 4.80%, 3/1/2026	70,000	69,994
Microsoft Corp. 3.40%, 9/15/2026	50,000	49,577
Oracle Corp. 2.65%, 7/15/2026	165,000	161,495
Roper Technologies, Inc. 3.80%, 12/15/2026	164,000	162,508
Synopsys, Inc. 4.55%, 4/1/2027	60,000	60,084
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	175,000	175,380
		750,280
TELECOMMUNICATIONS — 3.2%
AT&T, Inc.:
2.95%, 7/15/2026	150,000	147,412
3.88%, 1/15/2026	175,000	174,055
4.25%, 3/1/2027	100,000	99,703
Cisco Systems, Inc.:
2.50%, 9/20/2026	125,000	122,448
4.90%, 2/26/2026	50,000	50,135
T-Mobile USA, Inc.:
1.50%, 2/15/2026	105,000	102,604
2.63%, 4/15/2026	175,000	172,156
		868,513
TRANSPORTATION — 1.3%
Canadian National Railway Co. 2.75%, 3/1/2026	75,000	74,044
Canadian Pacific Railway Co. 3.70%, 2/1/2026	185,000	183,847

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Norfolk Southern Corp. 2.90%, 6/15/2026	$95,000	$93,517
		351,408
TOTAL CORPORATE BONDS & NOTES (Cost $27,078,075)		27,080,209
	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (c) (d) (Cost $191,129)	191,129	191,129
TOTAL INVESTMENTS — 99.0% (Cost $27,269,204)		27,271,338
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		277,657
NET ASSETS — 100.0%		$27,548,995

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2025.
BKNT	Bank Notes
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$27,080,209	$—	$27,080,209
Short-Term Investment	191,129	—	—	191,129
TOTAL INVESTMENTS	$191,129	$27,080,209	$—	$27,271,338

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$2,593,082	$2,401,953	$—	$—	191,129	$191,129	$4,347
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 3.6%
Boeing Co. 6.26%, 5/1/2027	$95,000	$97,703
General Dynamics Corp. 3.50%, 4/1/2027	80,000	79,155
Hexcel Corp. 4.20%, 2/15/2027	55,000	54,357
Howmet Aerospace, Inc. 5.90%, 2/1/2027	125,000	127,872
L3Harris Technologies, Inc. 5.40%, 1/15/2027	185,000	187,636
RTX Corp. 3.13%, 5/4/2027	75,000	73,258
		619,981
AGRICULTURE — 2.6%
BAT Capital Corp.:
3.56%, 8/15/2027	69,000	67,492
4.70%, 4/2/2027	210,000	210,416
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	20,000	19,683
Philip Morris International, Inc. 5.13%, 11/17/2027	150,000	152,658
		450,249
AUTO MANUFACTURERS — 3.8%
American Honda Finance Corp. 4.90%, 3/12/2027	50,000	50,296
Ford Motor Credit Co. LLC 5.80%, 3/5/2027	240,000	239,678
General Motors Co. 6.80%, 10/1/2027	215,000	222,938
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	50,000	46,746
Series MTN, 4.55%, 9/20/2027	100,000	100,457
		660,115
BANKS — 13.7%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (a)	200,000	199,050
Citigroup, Inc. SOFR + 1.89%, 4.66%, 5/24/2028 (a)	175,000	174,962
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (a)	175,000	177,264
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (a)	175,000	171,763
3.85%, 1/26/2027	100,000	99,194
ING Groep NV 3.95%, 3/29/2027	100,000	99,049
JPMorgan Chase & Co. SOFR + 0.93%, 5.57%, 4/22/2028 (a)	200,000	203,684
Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	$60,000	$58,177
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/2027	150,000	148,148
Mizuho Financial Group, Inc. 3.66%, 2/28/2027	110,000	108,046
Morgan Stanley Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (a)	200,000	203,662
Northern Trust Corp. 4.00%, 5/10/2027	118,000	117,596
Royal Bank of Canada Series MTN, 6.00%, 11/1/2027	150,000	155,469
Santander Holdings USA, Inc. 4.40%, 7/13/2027	150,000	148,749
Truist Financial Corp. Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (a)	100,000	99,184
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (a)	125,000	127,310
Westpac Banking Corp. 3.35%, 3/8/2027	100,000	98,523
		2,389,830
BEVERAGES — 0.6%
Keurig Dr. Pepper, Inc. 3.43%, 6/15/2027	60,000	58,771
PepsiCo, Inc. 4.40%, 2/7/2027	46,000	46,179
		104,950
BIOTECHNOLOGY — 2.4%
Amgen, Inc.:
2.20%, 2/21/2027	45,000	43,351
3.20%, 11/2/2027	70,000	68,037
CSL Finance PLC 3.85%, 4/27/2027 (b)	20,000	19,741
Gilead Sciences, Inc. 2.95%, 3/1/2027	110,000	107,894
Illumina, Inc. 5.75%, 12/13/2027	75,000	76,521
Royalty Pharma PLC 1.75%, 9/2/2027	110,000	103,481
		419,025
BUILDING MATERIALS — 0.2%
Lennox International, Inc. 1.70%, 8/1/2027	35,000	32,823
COMMERCIAL SERVICES — 0.7%
Equifax, Inc. 5.10%, 12/15/2027	20,000	20,197
Global Payments, Inc. 4.95%, 8/15/2027	95,000	95,454
		115,651

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 2.1%
Apple, Inc. 3.35%, 2/9/2027	$200,000	$197,662
Dell International LLC/EMC Corp. 6.10%, 7/15/2027	60,000	61,718
International Business Machines Corp.:
4.15%, 7/27/2027	60,000	59,716
6.22%, 8/1/2027	40,000	41,577
		360,673
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027	240,000	246,994
American Express Co. 5.85%, 11/5/2027	115,000	119,032
Charles Schwab Corp. 3.30%, 4/1/2027	165,000	162,114
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	65,000	65,300
ORIX Corp. 5.00%, 9/13/2027	20,000	20,166
		613,606
ELECTRIC — 11.3%
Alabama Power Co. 3.75%, 9/1/2027	75,000	74,272
American Electric Power Co., Inc. 5.75%, 11/1/2027	60,000	61,747
Appalachian Power Co. Series X, 3.30%, 6/1/2027	125,000	122,060
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	110,000	107,418
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	124,000	120,433
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	85,000	82,681
DTE Energy Co. 4.95%, 7/1/2027	70,000	70,574
Duke Energy Corp. 5.00%, 12/8/2027	115,000	116,363
Edison International 5.75%, 6/15/2027	40,000	40,241
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	95,000	92,881
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	90,000	88,647
Florida Power & Light Co. Series A, 3.30%, 5/30/2027	200,000	196,180
ITC Holdings Corp. 3.35%, 11/15/2027	45,000	43,746
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.10%, 5/6/2027	75,000	75,971
Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	$75,000	$73,673
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	75,000	72,965
5.45%, 6/15/2027	125,000	126,272
Sempra 3.25%, 6/15/2027	125,000	121,656
Southern California Edison Co. Series D, 4.70%, 6/1/2027	95,000	94,690
Southern Co. 5.11%, 8/1/2027	65,000	65,740
Virginia Electric & Power Co. Series A, 3.50%, 3/15/2027	45,000	44,447
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (b)	30,000	29,440
5.05%, 12/30/2026 (b)	20,000	20,085
WEC Energy Group, Inc. 1.38%, 10/15/2027	36,000	33,486
		1,975,668
ELECTRONICS — 0.6%
Keysight Technologies, Inc. 4.60%, 4/6/2027	35,000	35,047
Tyco Electronics Group SA 3.13%, 8/15/2027	75,000	72,938
		107,985
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	65,000	63,025
FOOD — 4.7%
Campbell's Co. 5.20%, 3/19/2027	125,000	126,464
Conagra Brands, Inc. 1.38%, 11/1/2027	75,000	69,421
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 1/15/2027	210,000	202,765
Kroger Co. 3.70%, 8/1/2027	125,000	123,096
Mars, Inc. 4.45%, 3/1/2027 (b)	105,000	105,107
Sysco Corp. 3.25%, 7/15/2027	75,000	73,170
Tyson Foods, Inc. 3.55%, 6/2/2027	120,000	117,832
		817,855
FOREST PRODUCTS & PAPER — 0.4%
Suzano International Finance BV 5.50%, 1/17/2027	75,000	75,596
HEALTH CARE PRODUCTS — 1.2%
Smith & Nephew PLC 5.15%, 3/20/2027	55,000	55,508

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Solventum Corp. 5.45%, 2/25/2027	$85,000	$86,072
Stryker Corp. 4.55%, 2/10/2027	70,000	70,242
		211,822
HEALTH CARE SERVICES — 3.0%
Centene Corp. 4.25%, 12/15/2027	133,000	129,945
Cigna Group 3.40%, 3/1/2027	110,000	108,027
HCA, Inc. 4.50%, 2/15/2027	115,000	114,653
Humana, Inc. 3.95%, 3/15/2027	95,000	94,305
Laboratory Corp. of America Holdings 3.60%, 9/1/2027	85,000	83,514
		530,444
HOME BUILDERS — 0.8%
Lennar Corp. 4.75%, 11/29/2027	100,000	100,347
Meritage Homes Corp. 5.13%, 6/6/2027	45,000	45,391
		145,738
HOME FURNISHINGS — 0.2%
Leggett & Platt, Inc. 3.50%, 11/15/2027	35,000	33,722
HOUSEHOLD PRODUCTS & WARES — 0.5%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	85,000	82,875
INSURANCE — 1.7%
Corebridge Financial, Inc. 3.65%, 4/5/2027	110,000	108,286
Lincoln Financial Global Funding 4.63%, 5/28/2028 (b)	50,000	50,106
Markel Group, Inc. 3.50%, 11/1/2027	55,000	53,691
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	45,000	44,092
Willis North America, Inc. 4.65%, 6/15/2027	35,000	35,141
		291,316
INTERNET — 1.2%
Amazon.com, Inc. 4.55%, 12/1/2027	181,000	182,911
Expedia Group, Inc. 4.63%, 8/1/2027	25,000	25,007
		207,918
IRON/STEEL — 1.0%
ArcelorMittal SA 6.55%, 11/29/2027	165,000	171,105
Security Description	Principal Amount	Value
LODGING — 0.7%
Hyatt Hotels Corp. 5.75%, 1/30/2027	$45,000	$45,781
Las Vegas Sands Corp. 5.90%, 6/1/2027	75,000	75,923
		121,704
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. 4.50%, 1/8/2027	70,000	70,271
MACHINERY-DIVERSIFIED — 1.6%
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	90,000	88,992
Ingersoll Rand, Inc. 5.20%, 6/15/2027	110,000	111,386
John Deere Capital Corp. Series MTN, 4.90%, 6/11/2027	70,000	70,954
		271,332
MEDIA — 0.7%
Comcast Corp. 5.35%, 11/15/2027	40,000	40,956
FactSet Research Systems, Inc. 2.90%, 3/1/2027	45,000	43,624
Paramount Global 2.90%, 1/15/2027	35,000	33,959
		118,539
MINING — 2.7%
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	115,000	115,030
Glencore Funding LLC 4.00%, 3/27/2027 (b)	265,000	261,976
Rio Tinto Finance USA PLC 4.38%, 3/12/2027	70,000	70,173
Yamana Gold, Inc. 4.63%, 12/15/2027	20,000	19,911
		467,090
MISCELLANEOUS MANUFACTURER — 0.5%
Textron, Inc. 3.65%, 3/15/2027	95,000	93,487
OIL & GAS — 2.9%
BP Capital Markets America, Inc. 5.02%, 11/17/2027	150,000	152,329
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	50,000	49,290
Cenovus Energy, Inc. 4.25%, 4/15/2027	60,000	59,515
Coterra Energy, Inc. 3.90%, 5/15/2027	40,000	39,402
Diamondback Energy, Inc. 5.20%, 4/18/2027	110,000	111,096
Occidental Petroleum Corp.:
5.00%, 8/1/2027	2,500	2,500
8.50%, 7/15/2027	20,000	21,142

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Phillips 66 Co. 4.95%, 12/1/2027	$75,000	$75,780
		511,054
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (b)	75,000	75,727
PACKAGING & CONTAINERS — 1.2%
Berry Global, Inc. 1.65%, 1/15/2027	175,000	166,712
WRKCo, Inc. 3.38%, 9/15/2027	45,000	43,748
		210,460
PHARMACEUTICALS — 6.4%
AbbVie, Inc. 4.80%, 3/15/2027	260,000	262,371
Astrazeneca Finance LLC 4.80%, 2/26/2027	115,000	116,211
Becton Dickinson & Co. 3.70%, 6/6/2027	95,000	93,537
Bristol-Myers Squibb Co. 1.13%, 11/13/2027	100,000	93,019
Cencora, Inc. 3.45%, 12/15/2027	60,000	58,530
CVS Health Corp. 6.25%, 6/1/2027	85,000	87,606
Eli Lilly & Co. 4.50%, 2/9/2027	160,000	160,931
Merck & Co., Inc. 1.70%, 6/10/2027	79,000	75,373
Viatris, Inc. 2.30%, 6/22/2027	185,000	175,188
		1,122,766
PIPELINES — 2.2%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	40,000	40,313
Energy Transfer LP 5.50%, 6/1/2027	80,000	81,127
Enterprise Products Operating LLC 4.60%, 1/11/2027	55,000	55,267
ONEOK, Inc.:
4.00%, 7/13/2027	33,000	32,615
4.25%, 9/24/2027	90,000	89,423
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	50,000	50,229
Targa Resources Corp. 5.20%, 7/1/2027	40,000	40,387
		389,361
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	146,000	144,530
Security Description	Principal Amount	Value
American Tower Corp. 3.55%, 7/15/2027	$85,000	$83,225
Brixmor Operating Partnership LP 3.90%, 3/15/2027	35,000	34,543
Crown Castle, Inc. 3.65%, 9/1/2027	20,000	19,537
DOC Dr. LLC 4.30%, 3/15/2027	56,000	55,693
Extra Space Storage LP 3.88%, 12/15/2027	110,000	108,089
Healthpeak OP LLC 1.35%, 2/1/2027	51,000	48,395
Highwoods Realty LP 3.88%, 3/1/2027	85,000	83,068
Tanger Properties LP 3.88%, 7/15/2027	70,000	68,764
		645,844
RETAIL — 1.8%
AutoNation, Inc. 3.80%, 11/15/2027	85,000	83,005
Costco Wholesale Corp. 3.00%, 5/18/2027	105,000	103,004
Dollar General Corp. 4.63%, 11/1/2027	55,000	54,960
Lowe's Cos., Inc. 3.35%, 4/1/2027	65,000	63,871
		304,840
SEMICONDUCTORS — 4.2%
Advanced Micro Devices, Inc.:
4.21%, 9/24/2026	80,000	80,050
4.32%, 3/24/2028	60,000	60,265
Applied Materials, Inc. 3.30%, 4/1/2027	125,000	123,131
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	132,000	130,893
Broadcom, Inc. 5.05%, 7/12/2027	125,000	126,606
Intel Corp. 3.75%, 8/5/2027	75,000	73,646
QUALCOMM, Inc. 3.25%, 5/20/2027	135,000	132,767
		727,358
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	20,000	19,469
SOFTWARE — 3.7%
Fiserv, Inc. 5.15%, 3/15/2027	40,000	40,419
Microsoft Corp. 3.40%, 6/15/2027	75,000	74,229
Oracle Corp.:
2.80%, 4/1/2027	75,000	72,859
3.25%, 11/15/2027	190,000	184,811

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Synopsys, Inc. 4.55%, 4/1/2027	$85,000	$85,119
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	50,000	49,202
VMware LLC 4.65%, 5/15/2027	140,000	140,222
		646,861
TELECOMMUNICATIONS — 3.2%
AT&T, Inc.:
2.30%, 6/1/2027	150,000	143,961
3.80%, 2/15/2027	25,000	24,746
4.25%, 3/1/2027	100,000	99,703
T-Mobile USA, Inc. 3.75%, 4/15/2027	200,000	197,432
Verizon Communications, Inc. 3.00%, 3/22/2027	95,000	92,696
		558,538
TRANSPORTATION — 1.5%
Norfolk Southern Corp.:
3.15%, 6/1/2027	60,000	58,563
7.80%, 5/15/2027	140,000	148,966
United Parcel Service, Inc. 3.05%, 11/15/2027	50,000	48,722
		256,251
TRUCKING & LEASING — 0.0% *
GATX Corp. 3.85%, 3/30/2027	7,000	6,895
TOTAL CORPORATE BONDS & NOTES (Cost $17,110,324)		17,099,819

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (c) (d) (Cost $160,539)	160,539	$160,539
TOTAL INVESTMENTS — 99.0% (Cost $17,270,863)		17,260,358
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		177,864
NET ASSETS — 100.0%		$17,438,222
(a)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2025.
*	Amount is less than 0.05% of net assets.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$17,099,819	$—	$17,099,819
Short-Term Investment	160,539	—	—	160,539
TOTAL INVESTMENTS	$160,539	$17,099,819	$—	$17,260,358

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$1,062,557	$902,018	$—	$—	160,539	$160,539	$2,226
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 3.4%
Boeing Co. 3.45%, 11/1/2028	$243,000	$232,123
Howmet Aerospace, Inc. 6.75%, 1/15/2028	108,000	113,833
L3Harris Technologies, Inc. 4.40%, 6/15/2028	403,000	401,787
RTX Corp. 6.70%, 8/1/2028	10,000	10,629
		758,372
AGRICULTURE — 2.7%
BAT Capital Corp. 2.26%, 3/25/2028	50,000	47,011
BAT International Finance PLC 4.45%, 3/16/2028	100,000	99,647
Bunge Ltd. Finance Corp. 4.10%, 1/7/2028	63,000	62,511
Philip Morris International, Inc.:
3.13%, 3/2/2028	11,000	10,680
5.25%, 9/7/2028	377,000	386,651
		606,500
AUTO MANUFACTURERS — 2.9%
Stellantis Finance U.S., Inc. 5.35%, 3/17/2028 (a)	200,000	200,528
Toyota Motor Corp. 5.12%, 7/13/2028	406,000	414,977
Toyota Motor Credit Corp. Series MTN, 5.25%, 9/11/2028	28,000	28,761
		644,266
BANKS — 12.0%
Bank of America Corp. SOFR + 1.63%, 5.20%, 4/25/2029 (b)	327,000	332,301
Bank of New York Mellon Corp. Series MTN, 3.00%, 10/30/2028	97,000	92,610
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	287,000	282,388
6.63%, 1/15/2028	20,000	21,120
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (b)	287,000	290,714
Fifth Third Bancorp 3.95%, 3/14/2028	10,000	9,866
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	309,000	305,864
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	271,000	266,721
KeyCorp Series MTN, 4.10%, 4/30/2028	10,000	9,857
Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
4.38%, 3/22/2028	$100,000	$99,412
4.55%, 8/16/2028	170,000	169,238
Morgan Stanley Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	266,000	269,697
Northern Trust Corp. 3.65%, 8/3/2028	21,000	20,629
PNC Bank NA 3.25%, 1/22/2028	95,000	92,324
Regions Financial Corp. 1.80%, 8/12/2028	25,000	22,861
U.S. Bancorp Series MTN, 3.90%, 4/26/2028	25,000	24,752
Wells Fargo & Co. Series MTN, 4.15%, 1/24/2029	347,000	342,555
Westpac Banking Corp. 5.54%, 11/17/2028	25,000	26,034
		2,678,943
BEVERAGES — 0.3%
Coca-Cola Co. 1.50%, 3/5/2028 (c)	20,000	18,681
Constellation Brands, Inc. 4.65%, 11/15/2028	53,000	53,030
		71,711
BIOTECHNOLOGY — 1.1%
Amgen, Inc. 1.65%, 8/15/2028	261,000	239,324
CHEMICALS — 1.5%
Dow Chemical Co. 4.80%, 11/30/2028	138,000	138,959
Eastman Chemical Co. 4.50%, 12/1/2028	168,000	167,222
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	21,000	20,802
		326,983
COMMERCIAL SERVICES — 0.1%
Global Payments, Inc. 4.45%, 6/1/2028	13,000	12,884
COMPUTERS — 0.8%
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	150,000	140,422
Dell International LLC/EMC Corp. 5.25%, 2/1/2028	39,000	39,816
		180,238
COSMETICS/PERSONAL CARE — 1.5%
Kenvue, Inc. 5.05%, 3/22/2028	337,000	345,452
DISTRIBUTION & WHOLESALE — 1.3%
LKQ Corp. 5.75%, 6/15/2028	288,000	295,240

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Ally Financial, Inc. 2.20%, 11/2/2028	$56,000	$51,118
Charles Schwab Corp. 3.20%, 1/25/2028	226,000	219,964
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	376,000	386,208
		657,290
ELECTRIC — 9.4%
Ameren Illinois Co. 3.80%, 5/15/2028	75,000	74,165
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	160,000	158,549
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	86,000	83,678
Duke Energy Carolinas LLC Series A, 6.00%, 12/1/2028	138,000	144,461
Edison International 5.25%, 11/15/2028	189,000	186,165
Entergy Louisiana LLC 3.25%, 4/1/2028	30,000	29,149
Exelon Corp. 5.15%, 3/15/2028	214,000	217,737
Georgia Power Co. 4.65%, 5/16/2028	301,000	303,754
Interstate Power & Light Co. 4.10%, 9/26/2028	91,000	89,739
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.05%, 9/15/2028	40,000	40,698
Pacific Gas & Electric Co. 3.75%, 7/1/2028	263,000	253,522
Public Service Electric & Gas Co. Series MTN, 3.65%, 9/1/2028	28,000	27,405
San Diego Gas & Electric Co. 4.95%, 8/15/2028	238,000	242,098
Southern Co. 4.85%, 6/15/2028	257,000	260,249
		2,111,369
ELECTRONICS — 0.5%
Hubbell, Inc. 3.50%, 2/15/2028	21,000	20,470
Vontier Corp. 2.40%, 4/1/2028	105,000	98,526
		118,996
FOOD — 3.7%
Campbell's Co. 4.15%, 3/15/2028	249,000	246,874
Conagra Brands, Inc. 4.85%, 11/1/2028	207,000	207,776
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.13%, 2/1/2028	344,000	347,674
Security Description	Principal Amount	Value
Mondelez International, Inc. 4.13%, 5/7/2028	$30,000	$29,862
		832,186
HEALTH CARE PRODUCTS — 1.9%
Abbott Laboratories 1.15%, 1/30/2028	25,000	23,270
Baxter International, Inc. 2.27%, 12/1/2028	190,000	175,296
Boston Scientific Corp. 4.00%, 3/1/2028	20,000	19,918
Stryker Corp. 4.85%, 12/8/2028	207,000	209,931
		428,415
HEALTH CARE SERVICES — 1.6%
Centene Corp. 4.25%, 12/15/2027	53,000	51,783
HCA, Inc. 5.63%, 9/1/2028	300,000	306,723
		358,506
HOUSEHOLD PRODUCTS — 0.4%
Procter & Gamble Co. 3.95%, 1/26/2028	80,000	80,215
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	25,000	25,221
Kimberly-Clark Corp. 3.95%, 11/1/2028	20,000	19,858
		45,079
INSURANCE — 2.7%
American International Group, Inc. 4.20%, 4/1/2028	63,000	62,488
Athene Holding Ltd. 4.13%, 1/12/2028	119,000	117,023
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	75,000	75,160
Lincoln National Corp. 3.80%, 3/1/2028	345,000	337,244
Prudential Financial, Inc. Series MTN, 3.88%, 3/27/2028	13,000	12,862
		604,777
LODGING — 0.1%
Sands China Ltd. 5.40%, 8/8/2028	25,000	24,941
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC 4.55%, 4/10/2028	163,000	162,552
Ingersoll Rand, Inc. 5.40%, 8/14/2028	75,000	77,012
		239,564

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	$346,000	$337,437
4.20%, 3/15/2028	33,000	32,588
Comcast Corp.:
3.15%, 2/15/2028	101,000	98,010
3.55%, 5/1/2028	29,000	28,407
Discovery Communications LLC 3.95%, 3/20/2028	65,000	62,030
TCI Communications, Inc. 7.13%, 2/15/2028	90,000	95,901
		654,373
MINING — 1.0%
BHP Billiton Finance USA Ltd. 5.10%, 9/8/2028	31,000	31,664
Glencore Funding LLC 6.13%, 10/6/2028 (a)	193,000	200,819
		232,483
OFFICE & BUSINESS EQUIPMENT — 0.8%
CDW LLC/CDW Finance Corp. 4.25%, 4/1/2028	173,000	170,211
OIL & GAS — 5.4%
BP Capital Markets America, Inc. 4.23%, 11/6/2028	282,000	280,488
Chevron USA, Inc. 3.85%, 1/15/2028	75,000	74,518
Devon Energy Corp. 5.88%, 6/15/2028	80,000	80,103
Occidental Petroleum Corp. 6.38%, 9/1/2028	200,000	205,916
Ovintiv, Inc. 5.65%, 5/15/2028	318,000	324,128
Shell International Finance BV 3.88%, 11/13/2028	27,000	26,772
TotalEnergies Capital SA 3.88%, 10/11/2028	218,000	215,916
		1,207,841
OIL & GAS SERVICES — 1.4%
Schlumberger Holdings Corp. 4.50%, 5/15/2028 (a)	313,000	313,482
PACKAGING & CONTAINERS — 1.1%
Berry Global, Inc. 5.50%, 4/15/2028	117,000	119,100
WRKCo, Inc. 3.90%, 6/1/2028	130,000	127,299
		246,399
PHARMACEUTICALS — 8.3%
AbbVie, Inc. 4.65%, 3/15/2028	155,000	156,553
Astrazeneca Finance LLC 4.88%, 3/3/2028	316,000	321,916
Security Description	Principal Amount	Value
Becton Dickinson & Co. 4.69%, 2/13/2028	$276,000	$277,129
CVS Health Corp. 4.30%, 3/25/2028	456,000	450,820
McKesson Corp. 4.90%, 7/15/2028	100,000	101,597
Mylan, Inc. 4.55%, 4/15/2028	331,000	323,360
Pfizer, Inc. 3.60%, 9/15/2028	233,000	229,293
		1,860,668
PIPELINES — 5.2%
Cheniere Energy, Inc. 4.63%, 10/15/2028	257,000	254,463
Energy Transfer LP 6.10%, 12/1/2028	157,000	163,976
ONEOK, Inc. 5.65%, 11/1/2028	286,000	294,557
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028	293,000	292,610
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	49,000	48,613
Williams Cos., Inc. 5.30%, 8/15/2028	115,000	117,592
		1,171,811
REAL ESTATE INVESTMENT TRUSTS — 4.1%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	144,000	141,949
American Homes 4 Rent LP 4.25%, 2/15/2028	145,000	143,225
Crown Castle, Inc. 3.80%, 2/15/2028	60,000	58,607
Extra Space Storage LP 5.70%, 4/1/2028	289,000	297,219
Federal Realty OP LP 5.38%, 5/1/2028	138,000	140,630
Mid-America Apartments LP 4.20%, 6/15/2028	25,000	24,790
Prologis LP 4.00%, 9/15/2028	80,000	79,018
Realty Income Corp. 4.70%, 12/15/2028	25,000	25,180
UDR, Inc. Series GMTN, 3.50%, 1/15/2028	10,000	9,757
		920,375
RETAIL — 1.3%
AutoNation, Inc. 3.80%, 11/15/2027	53,000	51,756
Genuine Parts Co. 6.50%, 11/1/2028	88,000	93,037

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Home Depot, Inc. 0.90%, 3/15/2028	$89,000	$81,471
Lowe's Cos., Inc. 6.88%, 2/15/2028	63,000	66,865
		293,129
SEMICONDUCTORS — 7.1%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	209,000	209,924
Analog Devices, Inc. 1.70%, 10/1/2028	105,000	96,431
Broadcom, Inc. 4.11%, 9/15/2028	426,000	422,694
Intel Corp. 4.88%, 2/10/2028	313,000	315,513
Marvell Technology, Inc. 4.88%, 6/22/2028	30,000	30,120
Micron Technology, Inc. 5.38%, 4/15/2028	306,000	312,184
TSMC Arizona Corp. 4.13%, 4/22/2029	200,000	197,600
		1,584,466
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	75,000	69,103
SOFTWARE — 4.3%
Concentrix Corp. 6.60%, 8/2/2028	338,000	354,677
Fidelity National Information Services, Inc. 1.65%, 3/1/2028	57,000	52,813
Intuit, Inc. 5.13%, 9/15/2028	212,000	217,798
Oracle Corp. 4.50%, 5/6/2028	301,000	302,364
Roper Technologies, Inc. 4.20%, 9/15/2028	25,000	24,820
		952,472
TELECOMMUNICATIONS — 2.9%
T-Mobile USA, Inc. 4.80%, 7/15/2028	426,000	430,277
Verizon Communications, Inc. 4.33%, 9/21/2028	215,000	214,518
		644,795
TRANSPORTATION — 0.1%
Canadian National Railway Co. 6.90%, 7/15/2028	25,000	26,865
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
GATX Corp. 4.55%, 11/7/2028	$15,000	$14,924
TOTAL CORPORATE BONDS & NOTES (Cost $21,907,007)		22,024,648
	Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (d) (e)	121,780	121,780
State Street Navigator Securities Lending Portfolio II (f) (g)	18,192	18,192
TOTAL SHORT-TERM INVESTMENTS (Cost $139,972)		139,972
TOTAL INVESTMENTS — 99.0% (Cost $22,046,979)		22,164,620
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		227,877
NET ASSETS — 100.0%		$22,392,497
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at May 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$22,024,648	$—	$22,024,648
Short-Term Investments	139,972	—	—	139,972
TOTAL INVESTMENTS	$139,972	$22,024,648	$—	$22,164,620

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$1,578,370	$1,456,590	$—	$—	121,780	$121,780	$2,402
State Street Navigator Securities Lending Portfolio II	—	—	18,192	—	—	—	18,192	18,192	—
Total		$—	$1,596,562	$1,456,590	$—	$—		$139,972	$2,402
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 2.9%
Boeing Co. 6.30%, 5/1/2029	$200,000	$210,368
Howmet Aerospace, Inc. 3.00%, 1/15/2029	125,000	118,915
L3Harris Technologies, Inc. 5.05%, 6/1/2029	150,000	152,256
Northrop Grumman Corp. 4.60%, 2/1/2029	100,000	100,680
		582,219
AGRICULTURE — 1.7%
BAT International Finance PLC 5.93%, 2/2/2029	146,000	152,446
Philip Morris International, Inc. 5.63%, 11/17/2029	180,000	187,798
		340,244
AUTO MANUFACTURERS — 4.2%
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	225,000	216,418
General Motors Financial Co., Inc.:
4.90%, 10/6/2029	115,000	113,290
5.55%, 7/15/2029	190,000	191,985
Mercedes-Benz Finance North America LLC 5.10%, 11/15/2029 (a)	150,000	151,520
Toyota Motor Credit Corp. Series MTN, 4.45%, 6/29/2029	152,000	152,000
		825,213
AUTO PARTS & EQUIPMENT — 0.5%
BorgWarner, Inc. 4.95%, 8/15/2029	100,000	100,336
BANKS — 7.6%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	100,000	97,547
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	50,000	50,811
Bank of New York Mellon Corp. Series MTN, 3.85%, 4/26/2029	160,000	157,086
Bank of Nova Scotia Series GMTN, 5.45%, 8/1/2029	50,000	51,535
Citigroup, Inc. SOFR + 1.36%, 5.17%, 2/13/2030 (b)	100,000	101,314
Deutsche Bank AG SOFR + 2.51%, 6.82%, 11/20/2029 (b)	150,000	158,709
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	100,000	97,858
Security Description	Principal Amount	Value
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	$150,000	$144,848
Morgan Stanley SOFR + 1.45%, 5.17%, 1/16/2030 (b)	75,000	76,182
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	175,000	164,503
U.S. Bancorp:
Series DMTN, 3.00%, 7/30/2029	130,000	121,801
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	100,000	103,212
Wells Fargo & Co.:
SOFR + 1.50%, 5.20%, 1/23/2030 (b)	100,000	101,673
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	75,000	76,938
		1,504,017
BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	155,000	157,147
PepsiCo, Inc. 2.63%, 7/29/2029	200,000	187,636
		344,783
BIOTECHNOLOGY — 1.4%
Amgen, Inc. 4.05%, 8/18/2029	120,000	117,486
Gilead Sciences, Inc. 4.80%, 11/15/2029	97,000	98,286
Royalty Pharma PLC 5.15%, 9/2/2029	65,000	65,733
		281,505
CHEMICALS — 2.4%
Air Products & Chemicals, Inc. 4.60%, 2/8/2029	45,000	45,452
Dow Chemical Co. 7.38%, 11/1/2029	104,000	114,474
Eastman Chemical Co. 5.00%, 8/1/2029	170,000	170,830
Nutrien Ltd. 4.20%, 4/1/2029	150,000	147,607
		478,363
COMMERCIAL SERVICES — 0.9%
Verisk Analytics, Inc. 4.13%, 3/15/2029	190,000	186,975
COMPUTERS — 0.9%
Apple, Inc. 2.20%, 9/11/2029	101,000	93,202
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	100,000	93,615
		186,817

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.7%
BlackRock Funding, Inc. 4.70%, 3/14/2029	$50,000	$50,783
Charles Schwab Corp. 4.00%, 2/1/2029	45,000	44,573
Enact Holdings, Inc. 6.25%, 5/28/2029	50,000	51,377
		146,733
ELECTRIC — 9.0%
AEP Texas, Inc. 5.45%, 5/15/2029	50,000	51,195
Ameren Corp. 5.00%, 1/15/2029	60,000	60,703
American Electric Power Co., Inc. 5.20%, 1/15/2029	150,000	152,911
CenterPoint Energy, Inc. 5.40%, 6/1/2029	135,000	138,800
Consumers Energy Co. 4.60%, 5/30/2029	125,000	125,708
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	100,000	95,113
5.10%, 3/1/2029	94,000	95,302
Duke Energy Corp. 4.85%, 1/5/2029	175,000	176,818
Edison International 5.45%, 6/15/2029	50,000	49,335
Entergy Texas, Inc. 4.00%, 3/30/2029	50,000	49,259
Exelon Corp. 5.15%, 3/15/2029	150,000	152,853
Georgia Power Co. Series B, 2.65%, 9/15/2029	50,000	46,523
Pacific Gas & Electric Co. 5.55%, 5/15/2029	75,000	76,019
PacifiCorp 5.10%, 2/15/2029	150,000	152,178
Public Service Enterprise Group, Inc. 5.20%, 4/1/2029	155,000	158,238
Southern California Edison Co. 5.15%, 6/1/2029	75,000	75,452
Southern Co. 5.50%, 3/15/2029	125,000	129,544
		1,785,951
ELECTRONICS — 1.5%
Allegion PLC 3.50%, 10/1/2029	150,000	142,684
Honeywell International, Inc. 4.88%, 9/1/2029	145,000	147,616
		290,300
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc. 4.05%, 3/15/2029	65,000	60,566
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 1.5%
Republic Services, Inc.:
4.88%, 4/1/2029	$175,000	$177,947
5.00%, 11/15/2029	125,000	127,545
		305,492
FOOD — 2.1%
Campbell's Co. 5.20%, 3/21/2029	70,000	71,215
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 2/2/2029	85,000	80,019
Mars, Inc. 4.80%, 3/1/2030 (a)	100,000	100,627
Tyson Foods, Inc. 4.35%, 3/1/2029	155,000	153,279
		405,140
HEALTH CARE PRODUCTS — 2.7%
Boston Scientific Corp. 4.00%, 3/1/2029	225,000	222,109
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	190,000	191,016
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	125,000	127,751
		540,876
HEALTH CARE SERVICES — 2.2%
Centene Corp. 4.63%, 12/15/2029	150,000	144,451
HCA, Inc.:
3.38%, 3/15/2029	100,000	95,115
4.13%, 6/15/2029	205,000	199,662
		439,228
HOME BUILDERS — 0.5%
Toll Brothers Finance Corp. 3.80%, 11/1/2029	100,000	95,814
INSURANCE — 5.4%
Allstate Corp. 5.05%, 6/24/2029	100,000	102,120
Aon North America, Inc. 5.15%, 3/1/2029	125,000	127,466
Arthur J Gallagher & Co. 4.85%, 12/15/2029	172,000	173,359
Brown & Brown, Inc. 4.50%, 3/15/2029	80,000	79,381
Chubb INA Holdings LLC 4.65%, 8/15/2029	186,000	187,845
Corebridge Financial, Inc. 3.85%, 4/5/2029	50,000	48,503
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	50,000	46,612
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	125,000	125,007

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Principal Financial Group, Inc. 3.70%, 5/15/2029	$175,000	$169,195
		1,059,488
INTERNET — 0.9%
Alphabet, Inc. 4.00%, 5/15/2030	85,000	84,170
Amazon.com, Inc. 3.45%, 4/13/2029	100,000	97,846
		182,016
INVESTMENT COMPANY SECURITY — 1.2%
ARES Capital Corp. 5.95%, 7/15/2029	125,000	127,128
FS KKR Capital Corp. 6.88%, 8/15/2029	100,000	101,712
		228,840
IRON/STEEL — 0.7%
ArcelorMittal SA 4.25%, 7/16/2029	150,000	146,465
IT SERVICES — 1.0%
Accenture Capital, Inc. 4.05%, 10/4/2029	75,000	74,042
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	125,000	125,367
		199,409
LODGING — 0.3%
Las Vegas Sands Corp. 6.00%, 8/15/2029	50,000	50,781
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar, Inc. 2.60%, 9/19/2029	13,000	12,121
MACHINERY-DIVERSIFIED — 2.9%
CNH Industrial Capital LLC 5.10%, 4/20/2029	65,000	65,806
Dover Corp. 2.95%, 11/4/2029	180,000	167,382
Ingersoll Rand, Inc. 5.18%, 6/15/2029	152,000	154,889
John Deere Capital Corp. Series MTN, 4.85%, 6/11/2029	191,000	194,723
		582,800
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 1/15/2029	95,000	86,811
Comcast Corp. 4.55%, 1/15/2029	242,000	243,500
Paramount Global 4.20%, 6/1/2029	65,000	62,820
		393,131
Security Description	Principal Amount	Value
MINING — 1.0%
Freeport-McMoRan, Inc. 5.25%, 9/1/2029	$50,000	$50,414
Glencore Funding LLC 5.37%, 4/4/2029 (a)	150,000	152,732
		203,146
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
4.87%, 11/25/2029	105,000	106,451
4.97%, 10/17/2029	100,000	101,977
Canadian Natural Resources Ltd. 5.00%, 12/15/2029 (a)	50,000	49,842
Chevron USA, Inc. 3.25%, 10/15/2029	150,000	143,913
Diamondback Energy, Inc. 3.50%, 12/1/2029	195,000	184,536
Occidental Petroleum Corp. 5.20%, 8/1/2029	99,000	98,159
TotalEnergies Capital International SA 3.46%, 2/19/2029	125,000	121,525
		806,403
PACKAGING & CONTAINERS — 0.3%
WRKCo, Inc. 4.90%, 3/15/2029	50,000	50,243
PHARMACEUTICALS — 5.5%
AbbVie, Inc. 4.80%, 3/15/2029	325,000	329,732
Becton Dickinson & Co. 5.08%, 6/7/2029	140,000	142,062
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	140,000	134,680
Cardinal Health, Inc. 5.00%, 11/15/2029	170,000	171,960
CVS Health Corp.:
3.25%, 8/15/2029	125,000	117,473
5.40%, 6/1/2029	100,000	101,973
Merck & Co., Inc. 3.40%, 3/7/2029	90,000	87,182
		1,085,062
PIPELINES — 4.5%
Cheniere Energy Partners LP 4.50%, 10/1/2029	100,000	98,034
Enbridge, Inc. 5.30%, 4/5/2029	50,000	51,102
Energy Transfer LP 5.25%, 7/1/2029	90,000	91,512
Enterprise Products Operating LLC 3.13%, 7/31/2029	90,000	85,428
ONEOK, Inc.:
3.40%, 9/1/2029	100,000	94,443
4.35%, 3/15/2029	105,000	103,292

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	$80,000	$75,675
Targa Resources Corp. 6.15%, 3/1/2029	95,000	99,180
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.88%, 1/15/2029	188,000	191,587
		890,253
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	75,000	73,882
American Homes 4 Rent LP 4.90%, 2/15/2029	50,000	50,268
American Tower Corp. 3.80%, 8/15/2029	210,000	202,652
COPT Defense Properties LP 2.00%, 1/15/2029	50,000	44,824
EPR Properties 3.75%, 8/15/2029	90,000	84,886
Equinix, Inc. 3.20%, 11/18/2029	60,000	56,479
Essex Portfolio LP 4.00%, 3/1/2029	75,000	73,153
Extra Space Storage LP 4.00%, 6/15/2029	50,000	48,549
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	50,000	46,287
Regency Centers LP 2.95%, 9/15/2029	100,000	93,749
		774,729
RETAIL — 4.4%
Genuine Parts Co. 4.95%, 8/15/2029	213,000	214,949
Home Depot, Inc. 4.75%, 6/25/2029	300,000	304,632
Lowe's Cos., Inc.:
3.65%, 4/5/2029	215,000	208,608
6.50%, 3/15/2029	125,000	133,592
		861,781
SEMICONDUCTORS — 5.2%
Broadcom, Inc. 5.05%, 7/12/2029	375,000	381,787
Intel Corp. 4.00%, 8/5/2029	142,000	137,692
Micron Technology, Inc. 6.75%, 11/1/2029	100,000	106,913
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/2029	150,000	147,090
TSMC Arizona Corp. 4.13%, 4/22/2029	250,000	247,000
		1,020,482
Security Description	Principal Amount	Value
SOFTWARE — 3.6%
Adobe, Inc. 4.80%, 4/4/2029	$65,000	$66,323
Cadence Design Systems, Inc. 4.30%, 9/10/2029	200,000	198,488
Fiserv, Inc. 3.50%, 7/1/2029	150,000	143,019
Oracle Corp. 6.15%, 11/9/2029	74,000	78,531
Paychex, Inc. 5.10%, 4/15/2030	65,000	65,881
Roper Technologies, Inc. 4.50%, 10/15/2029	45,000	44,735
Synopsys, Inc. 4.85%, 4/1/2030	65,000	65,551
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	50,000	51,064
		713,592
TELECOMMUNICATIONS — 5.2%
AT&T, Inc. 4.35%, 3/1/2029	250,000	248,810
Cisco Systems, Inc. 4.85%, 2/26/2029	175,000	178,474
T-Mobile USA, Inc.:
3.38%, 4/15/2029	271,000	258,564
4.85%, 1/15/2029	89,000	89,868
Verizon Communications, Inc.:
3.88%, 2/8/2029	104,000	101,909
4.02%, 12/3/2029	163,000	159,453
		1,037,078
TRANSPORTATION — 1.3%
Canadian Pacific Railway Co. 2.88%, 11/15/2029	130,000	120,979
Union Pacific Corp. 3.70%, 3/1/2029	50,000	49,020
United Parcel Service, Inc. 3.40%, 3/15/2029	95,000	91,935
		261,934
TOTAL CORPORATE BONDS & NOTES (Cost $19,315,074)		19,460,326

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (c) (d) (Cost $117,911)	117,911	$117,911
TOTAL INVESTMENTS — 98.8% (Cost $19,432,985)		19,578,237
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		234,397
NET ASSETS — 100.0%		$19,812,634
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2025.
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$19,460,326	$—	$19,460,326
Short-Term Investment	117,911	—	—	117,911
TOTAL INVESTMENTS	$117,911	$19,460,326	$—	$19,578,237

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$934,763	$816,852	$—	$—	117,911	$117,911	$3,209
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 4.75%, 3/30/2030	$11,000	$11,039
AEROSPACE & DEFENSE — 2.4%
Boeing Co. 5.15%, 5/1/2030 (a)	134,000	135,213
Northrop Grumman Corp. 4.40%, 5/1/2030	256,000	254,034
		389,247
AGRICULTURE — 3.3%
BAT Capital Corp. 6.34%, 8/2/2030	173,000	184,447
Philip Morris International, Inc.:
5.13%, 2/15/2030	25,000	25,535
5.50%, 9/7/2030	300,000	311,172
		521,154
APPAREL — 0.4%
NIKE, Inc. 2.85%, 3/27/2030	27,000	25,216
Tapestry, Inc. 5.10%, 3/11/2030	46,000	46,022
		71,238
AUTO MANUFACTURERS — 2.9%
Ford Motor Credit Co. LLC 4.00%, 11/13/2030	450,000	400,928
General Motors Financial Co., Inc. 5.85%, 4/6/2030	55,000	56,169
		457,097
BANKS — 11.9%
Bank of America Corp. SOFR + 2.15%, 2.59%, 4/29/2031 (b)	260,000	234,645
Citigroup, Inc. SOFR + 3.91%, 4.41%, 3/31/2031 (b)	183,000	179,029
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	169,000	163,061
SOFR + 1.21%, 5.05%, 7/23/2030 (b)	228,000	230,048
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	176,000	177,936
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	228,000	225,193
Morgan Stanley Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	205,000	194,356
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (b)	247,000	250,016
Security Description	Principal Amount	Value
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	$258,000	$253,746
		1,908,030
BEVERAGES — 2.1%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	301,000	288,370
Constellation Brands, Inc. 2.88%, 5/1/2030	50,000	45,788
		334,158
BIOTECHNOLOGY — 2.9%
Amgen, Inc. 5.25%, 3/2/2030	294,000	301,468
Gilead Sciences, Inc. 1.65%, 10/1/2030	141,000	121,773
Royalty Pharma PLC 2.20%, 9/2/2030	55,000	47,909
		471,150
CHEMICALS — 1.0%
Ecolab, Inc. 4.80%, 3/24/2030	75,000	76,193
EIDP, Inc. 2.30%, 7/15/2030	46,000	41,409
Nutrien Ltd. 2.95%, 5/13/2030	45,000	41,334
		158,936
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	40,000	34,275
COMPUTERS — 1.1%
Apple, Inc. 1.25%, 8/20/2030	50,000	43,013
Leidos, Inc. 4.38%, 5/15/2030	130,000	126,678
		169,691
CONSTRUCTION MATERIALS — 2.0%
Carrier Global Corp. 2.72%, 2/15/2030	347,000	319,379
COSMETICS/PERSONAL CARE — 2.0%
Kenvue, Inc. 5.00%, 3/22/2030	308,000	315,666
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Air Lease Corp. 3.13%, 12/1/2030	82,000	74,883
Charles Schwab Corp. 4.63%, 3/22/2030	50,000	50,541
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	146,000	140,887
		266,311

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 4.7%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	$132,000	$115,479
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/2030	91,000	86,694
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	18,000	16,899
Duke Energy Corp. 2.45%, 6/1/2030	89,000	79,982
Exelon Corp. 4.05%, 4/15/2030	89,000	86,751
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030	50,000	43,820
2.65%, 3/1/2030	46,000	41,781
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	86,000	81,651
Oncor Electric Delivery Co. LLC 2.75%, 5/15/2030	39,000	35,788
Pacific Gas & Electric Co. 4.55%, 7/1/2030	80,000	77,528
Southern Co. Series A, 3.70%, 4/30/2030	98,000	93,853
		760,226
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co. 1.95%, 10/15/2030	64,000	56,366
ELECTRONICS — 1.0%
Honeywell International, Inc. 4.70%, 2/1/2030	166,000	167,358
FOOD — 3.1%
Campbell's Co. 2.38%, 4/24/2030	89,000	79,496
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.50%, 1/15/2030	66,000	66,783
Kraft Heinz Foods Co. 3.75%, 4/1/2030	219,000	209,559
Kroger Co. 2.20%, 5/1/2030	55,000	49,078
Mars, Inc. 4.80%, 3/1/2030 (c)	93,000	93,583
		498,499
HEALTH CARE PRODUCTS — 0.8%
Baxter International, Inc. 3.95%, 4/1/2030	46,000	44,509
Dentsply Sirona, Inc. 3.25%, 6/1/2030	15,000	13,535
Stryker Corp. 1.95%, 6/15/2030	46,000	40,537
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	36,000	33,883
		132,464
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 3.0%
HCA, Inc. 3.50%, 9/1/2030	$160,000	$149,125
UnitedHealth Group, Inc. 5.30%, 2/15/2030	318,000	325,514
		474,639
INSURANCE — 4.1%
Allstate Corp. 1.45%, 12/15/2030	71,000	59,935
Berkshire Hathaway Finance Corp. 1.85%, 3/12/2030	247,000	222,858
Lincoln National Corp. 3.05%, 1/15/2030	223,000	206,489
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	35,000	35,151
Progressive Corp. 3.20%, 3/26/2030	46,000	43,624
Prudential Financial, Inc. Series MTN, 2.10%, 3/10/2030	91,000	82,074
		650,131
INTERNET — 1.2%
Alphabet, Inc. 4.00%, 5/15/2030	35,000	34,658
Amazon.com, Inc. 1.50%, 6/3/2030	93,000	81,486
Meta Platforms, Inc. 4.80%, 5/15/2030 (a)	74,000	75,778
		191,922
IT SERVICES — 0.3%
Apple, Inc. 4.15%, 5/10/2030 (a)	55,000	55,230
LODGING — 1.2%
Sands China Ltd. 4.38%, 6/18/2030	200,000	188,198
MACHINERY-DIVERSIFIED — 0.6%
Flowserve Corp. 3.50%, 10/1/2030	98,000	90,520
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	121,000	106,099
Discovery Communications LLC 3.63%, 5/15/2030	201,000	177,696
Paramount Global 7.88%, 7/30/2030	9,000	9,918
		293,713
MINING — 1.6%
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	46,000	45,256
Glencore Funding LLC 2.50%, 9/1/2030 (c)	146,000	129,512

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Newmont Corp. 2.25%, 10/1/2030	$89,000	$79,479
		254,247
OFFICE & BUSINESS EQUIPMENT — 1.0%
CDW LLC/CDW Finance Corp. 5.10%, 3/1/2030	160,000	159,934
OIL & GAS — 6.4%
BP Capital Markets America, Inc. 1.75%, 8/10/2030	100,000	86,829
Chevron Corp. 2.24%, 5/11/2030	93,000	84,051
Diamondback Energy, Inc. 5.15%, 1/30/2030	283,000	286,376
Exxon Mobil Corp. 2.61%, 10/15/2030	87,000	79,761
Occidental Petroleum Corp. 6.63%, 9/1/2030	64,000	66,625
Ovintiv, Inc. 8.13%, 9/15/2030	71,000	79,212
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	233,000	204,005
2.15%, 1/15/2031	46,000	40,285
Shell Finance U.S., Inc. 2.75%, 4/6/2030	91,000	84,600
TotalEnergies Capital International SA 2.83%, 1/10/2030	18,000	16,915
		1,028,659
OIL & GAS SERVICES — 0.4%
Halliburton Co. 2.92%, 3/1/2030	18,000	16,529
Schlumberger Holdings Corp. 2.65%, 6/26/2030 (c)	46,000	41,780
		58,309
PACKAGING & CONTAINERS — 0.7%
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	50,000	44,846
Sonoco Products Co. 3.13%, 5/1/2030	71,000	65,255
		110,101
PHARMACEUTICALS — 3.4%
AbbVie, Inc. 4.95%, 3/15/2031	121,000	122,907
Astrazeneca Finance LLC 4.90%, 3/3/2030	22,000	22,425
Becton Dickinson & Co. 2.82%, 5/20/2030	93,000	84,961
CVS Health Corp. 5.13%, 2/21/2030	92,000	92,542
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2030	116,000	116,755
Security Description	Principal Amount	Value
Viatris, Inc. 2.70%, 6/22/2030	$119,000	$104,019
		543,609
PIPELINES — 5.9%
Energy Transfer LP 6.40%, 12/1/2030	315,000	335,028
Enterprise Products Operating LLC 2.80%, 1/31/2030	197,000	182,942
ONEOK, Inc.:
3.10%, 3/15/2030	32,000	29,551
5.80%, 11/1/2030	91,000	94,236
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	80,000	78,841
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	221,000	222,832
		943,430
REAL ESTATE INVESTMENT TRUSTS — 2.4%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	208,000	206,209
Essex Portfolio LP 3.00%, 1/15/2030	71,000	65,566
Extra Space Storage LP 5.50%, 7/1/2030	71,000	72,752
Federal Realty OP LP 3.50%, 6/1/2030	46,000	43,426
		387,953
RETAIL — 5.1%
AutoNation, Inc. 4.75%, 6/1/2030	55,000	54,051
AutoZone, Inc. 4.00%, 4/15/2030	110,000	106,664
Genuine Parts Co. 1.88%, 11/1/2030	46,000	39,223
Lowe's Cos., Inc. 4.50%, 4/15/2030	73,000	72,860
McDonald's Corp. Series MTN, 3.60%, 7/1/2030	272,000	260,970
Target Corp. 2.35%, 2/15/2030	247,000	225,965
Tractor Supply Co. 1.75%, 11/1/2030	73,000	62,289
		822,022
SEMICONDUCTORS — 6.9%
Broadcom, Inc.:
4.15%, 11/15/2030	329,000	320,782
4.35%, 2/15/2030	25,000	24,693
Intel Corp. 5.13%, 2/10/2030	183,000	185,291
Micron Technology, Inc. 4.66%, 2/15/2030	364,000	358,973

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 5/1/2030	$71,000	$66,313
Xilinx, Inc. 2.38%, 6/1/2030	160,000	145,203
		1,101,255
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	46,000	44,391
SOFTWARE — 1.6%
Intuit, Inc. 1.65%, 7/15/2030	45,000	39,293
Oracle Corp. 4.65%, 5/6/2030	87,000	87,091
Paychex, Inc. 5.10%, 4/15/2030	65,000	65,882
Synopsys, Inc. 4.85%, 4/1/2030	59,000	59,500
		251,766
TELECOMMUNICATIONS — 5.1%
AT&T, Inc. 4.30%, 2/15/2030	171,000	169,239
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	217,000	254,367
T-Mobile USA, Inc. 3.88%, 4/15/2030	329,000	317,314
Verizon Communications, Inc. 3.15%, 3/22/2030	79,000	74,108
		815,028
TRANSPORTATION — 1.2%
CSX Corp. 2.40%, 2/15/2030	46,000	42,019
Norfolk Southern Corp. 5.05%, 8/1/2030	50,000	51,123
Union Pacific Corp. 2.40%, 2/5/2030	50,000	45,723
United Parcel Service, Inc. 4.45%, 4/1/2030	59,000	59,212
		198,077
TOTAL CORPORATE BONDS & NOTES (Cost $15,581,132)		15,705,418

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (d) (e)	139,727	$139,727
State Street Navigator Securities Lending Portfolio II (f) (g)	257,883	257,883
TOTAL SHORT-TERM INVESTMENTS (Cost $397,610)		397,610
TOTAL INVESTMENTS — 100.6% (Cost $15,978,742)		16,103,028
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(93,506)
NET ASSETS — 100.0%		$16,009,522
(a)	All or a portion of the shares of the security are on loan at May 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$15,705,418	$—	$15,705,418
Short-Term Investments	397,610	—	—	397,610
TOTAL INVESTMENTS	$397,610	$15,705,418	$—	$16,103,028

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$1,292,828	$1,153,101	$—	$—	139,727	$139,727	$2,481
State Street Navigator Securities Lending Portfolio II	—	—	257,883	—	—	—	257,883	257,883	2
Total		$—	$1,550,711	$1,153,101	$—	$—		$397,610	$2,483
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 3.3%
Boeing Co. 6.39%, 5/1/2031	$65,000	$69,340
Howmet Aerospace, Inc. 4.85%, 10/15/2031	50,000	50,126
L3Harris Technologies, Inc. 5.25%, 6/1/2031	40,000	40,807
RTX Corp. 6.00%, 3/15/2031	40,000	42,457
		202,730
AGRICULTURE — 4.2%
BAT Capital Corp. 5.83%, 2/20/2031	70,000	72,952
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	53,664
Philip Morris International, Inc. 5.13%, 2/13/2031	130,000	132,194
		258,810
AUTO MANUFACTURERS — 3.9%
American Honda Finance Corp. Series GMTN, 5.05%, 7/10/2031	20,000	20,105
Ford Motor Co. 3.25%, 2/12/2032	75,000	61,901
General Motors Financial Co., Inc. 5.60%, 6/18/2031	120,000	120,311
Toyota Motor Credit Corp. 5.10%, 3/21/2031	40,000	40,673
		242,990
BANKS — 5.7%
Bank of America Corp. SOFR + 1.32%, 2.69%, 4/22/2032 (a)	100,000	88,337
Bank of Montreal 5.51%, 6/4/2031	50,000	51,665
Citigroup, Inc. SOFR + 1.17%, 2.56%, 5/1/2032 (a)	60,000	52,403
Goldman Sachs Group, Inc. SOFR + 1.28%, 2.62%, 4/22/2032 (a)	60,000	52,637
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (a)	15,000	15,165
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (a)	100,000	88,211
		348,418
BEVERAGES — 0.2%
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	10,000	10,195
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.5%
Illumina, Inc. 2.55%, 3/23/2031	$50,000	$43,067
Royalty Pharma PLC 2.15%, 9/2/2031	60,000	50,699
		93,766
COMMERCIAL SERVICES — 0.7%
Equifax, Inc. 2.35%, 9/15/2031	50,000	42,922
COMPUTERS — 0.7%
Leidos, Inc. 2.30%, 2/15/2031	50,000	43,190
CONSTRUCTION MATERIALS — 0.8%
Carrier Global Corp. 2.70%, 2/15/2031	55,000	49,427
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Air Lease Corp. Series MTN, 5.20%, 7/15/2031	50,000	50,558
Charles Schwab Corp. 2.30%, 5/13/2031	125,000	109,547
Jefferies Financial Group, Inc. 2.63%, 10/15/2031	75,000	64,013
Mastercard, Inc. 2.00%, 11/18/2031	25,000	21,515
		245,633
ELECTRIC — 9.0%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	51,000	45,104
CenterPoint Energy, Inc. 2.65%, 6/1/2031	75,000	65,641
DTE Electric Co. Series C, 2.63%, 3/1/2031	50,000	44,916
Duke Energy Florida LLC 2.40%, 12/15/2031	75,000	65,239
Pacific Gas & Electric Co. 3.25%, 6/1/2031	75,000	66,509
PacifiCorp 5.30%, 2/15/2031	90,000	91,549
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	90,000	77,824
Southern California Edison Co. 5.45%, 6/1/2031	50,000	50,370
Virginia Electric & Power Co. 2.30%, 11/15/2031	50,000	43,166
		550,318
ELECTRONICS — 1.2%
Honeywell International, Inc. 4.95%, 9/1/2031	50,000	50,749
Vontier Corp. 2.95%, 4/1/2031	30,000	26,462
		77,211

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 1.2%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	$80,000	$73,412
HEALTH CARE PRODUCTS — 2.5%
Agilent Technologies, Inc. 2.30%, 3/12/2031	45,000	39,324
Revvity, Inc. 2.55%, 3/15/2031	45,000	38,946
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	30,000	25,802
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	55,000	47,986
		152,058
HEALTH CARE SERVICES — 3.1%
Centene Corp. 2.63%, 8/1/2031	65,000	55,054
HCA, Inc. 5.45%, 4/1/2031	60,000	61,067
Humana, Inc. 5.38%, 4/15/2031	25,000	25,160
UnitedHealth Group, Inc. 4.90%, 4/15/2031	50,000	50,061
		191,342
HOUSEHOLD PRODUCTS & WARES — 1.1%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	80,000	68,497
INSURANCE — 4.0%
Arthur J Gallagher & Co. 2.40%, 11/9/2031	90,000	77,799
Athene Holding Ltd. 3.50%, 1/15/2031	85,000	78,824
Brown & Brown, Inc. 2.38%, 3/15/2031	40,000	34,634
Corebridge Financial, Inc. 3.90%, 4/5/2032	25,000	23,017
Fidelity National Financial, Inc. 2.45%, 3/15/2031	40,000	34,283
		248,557
INTERNET — 0.4%
Amazon.com, Inc. 3.60%, 4/13/2032	25,000	23,660
INVESTMENT COMPANY SECURITY — 0.7%
ARES Capital Corp. 3.20%, 11/15/2031	50,000	43,071
IT SERVICES — 1.5%
Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	50,000	49,570
Leidos, Inc. 5.40%, 3/15/2032	40,000	40,288
		89,858
Security Description	Principal Amount	Value
LEISURE TIME — 0.8%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (b)	$50,000	$49,418
MACHINERY-DIVERSIFIED — 1.6%
Ingersoll Rand, Inc. 5.31%, 6/15/2031	55,000	56,244
John Deere Capital Corp. Series MTN, 4.90%, 3/7/2031	40,000	40,582
		96,826
MEDIA — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	80,000	70,148
Comcast Corp. 1.95%, 1/15/2031	20,000	17,307
Paramount Global 4.95%, 1/15/2031	25,000	24,214
Walt Disney Co. 2.65%, 1/13/2031	30,000	27,327
		138,996
MINING — 0.7%
Glencore Funding LLC 2.85%, 4/27/2031 (b)	50,000	44,306
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031	25,000	22,686
OIL & GAS — 4.5%
Diamondback Energy, Inc. 3.13%, 3/24/2031	60,000	54,215
Helmerich & Payne, Inc. 2.90%, 9/29/2031	40,000	32,612
Occidental Petroleum Corp. 6.13%, 1/1/2031	80,000	81,455
Ovintiv, Inc. 7.38%, 11/1/2031	60,000	64,087
Pioneer Natural Resources Co. 2.15%, 1/15/2031	50,000	43,788
		276,157
PACKAGING & CONTAINERS — 2.0%
Berry Global, Inc. 5.80%, 6/15/2031	95,000	98,672
WestRock MWV LLC 7.95%, 2/15/2031	20,000	22,778
		121,450
PHARMACEUTICALS — 5.8%
AbbVie, Inc. 4.95%, 3/15/2031	150,000	152,364
Astrazeneca Finance LLC 4.90%, 2/26/2031	40,000	40,725
Becton Dickinson & Co. 1.96%, 2/11/2031	25,000	21,443

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bristol-Myers Squibb Co. 5.75%, 2/1/2031	$25,000	$26,445
Cencora, Inc. 2.70%, 3/15/2031	20,000	17,855
CVS Health Corp.:
1.88%, 2/28/2031	30,000	25,209
5.55%, 6/1/2031	35,000	35,755
Novartis Capital Corp. 4.00%, 9/18/2031	40,000	38,920
		358,716
PIPELINES — 4.4%
Cheniere Energy Partners LP 4.00%, 3/1/2031	60,000	56,151
Kinder Morgan, Inc. 2.00%, 2/15/2031	55,000	47,264
ONEOK, Inc. 6.35%, 1/15/2031	50,000	52,786
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/2031	80,000	78,077
Williams Cos., Inc. 2.60%, 3/15/2031	40,000	35,393
		269,671
REAL ESTATE INVESTMENT TRUSTS — 9.1%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	80,000	72,372
American Homes 4 Rent LP 2.38%, 7/15/2031	40,000	34,313
Brixmor Operating Partnership LP 2.50%, 8/16/2031	25,000	21,504
COPT Defense Properties LP 2.75%, 4/15/2031	40,000	34,722
Crown Castle, Inc. 2.50%, 7/15/2031	40,000	34,332
Essex Portfolio LP 2.55%, 6/15/2031	30,000	26,317
Extra Space Storage LP 5.90%, 1/15/2031	125,000	130,237
Highwoods Realty LP 2.60%, 2/1/2031	40,000	33,948
Invitation Homes Operating Partnership LP 2.00%, 8/15/2031	65,000	54,359
Kimco Realty OP LLC 2.25%, 12/1/2031	50,000	42,530
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	25,000	21,295
Tanger Properties LP 2.75%, 9/1/2031	20,000	17,274
Ventas Realty LP 2.50%, 9/1/2031	40,000	34,799
		558,002
Security Description	Principal Amount	Value
RETAIL — 3.1%
AutoNation, Inc. 2.40%, 8/1/2031	$75,000	$63,347
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	60,000	52,799
Lowe's Cos., Inc. 2.63%, 4/1/2031	50,000	44,582
Starbucks Corp. 4.90%, 2/15/2031	30,000	30,248
		190,976
SEMICONDUCTORS — 5.3%
Broadcom, Inc. 5.15%, 11/15/2031	150,000	152,688
Intel Corp. 5.00%, 2/21/2031	50,000	50,134
Micron Technology, Inc. 5.30%, 1/15/2031	125,000	125,641
		328,463
SOFTWARE — 2.6%
AppLovin Corp. 5.38%, 12/1/2031	25,000	25,249
Oracle Corp. 2.88%, 3/25/2031	75,000	67,638
Salesforce, Inc. 1.95%, 7/15/2031	75,000	64,937
		157,824
TELECOMMUNICATIONS — 5.5%
AT&T, Inc. 2.75%, 6/1/2031	140,000	125,237
Cisco Systems, Inc. 4.95%, 2/26/2031	50,000	50,978
T-Mobile USA, Inc. 3.50%, 4/15/2031	120,000	111,520
Verizon Communications, Inc. 2.55%, 3/21/2031	60,000	53,120
		340,855
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co. 2.45%, 12/2/2031	35,000	30,308
TOTAL CORPORATE BONDS & NOTES (Cost $6,109,182)		6,040,719

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (c) (d) (Cost $36,426)	36,426	$36,426
TOTAL INVESTMENTS — 98.9% (Cost $6,145,608)		6,077,145
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		65,779
NET ASSETS — 100.0%		$6,142,924
(a)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2025.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,040,719	$—	$6,040,719
Short-Term Investment	36,426	—	—	36,426
TOTAL INVESTMENTS	$36,426	$6,040,719	$—	$6,077,145

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$753,860	$717,434	$—	$—	36,426	$36,426	$1,540
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AGRICULTURE — 2.2%
Philip Morris International, Inc. 5.75%, 11/17/2032	$130,000	$136,113
AUTO MANUFACTURERS — 3.3%
Ford Motor Co. 6.10%, 8/19/2032	130,000	126,867
General Motors Co. 5.60%, 10/15/2032	75,000	74,637
		201,504
BANKS — 8.8%
Bank of America Corp. SOFR + 1.83%, 4.57%, 4/27/2033 (a)	75,000	72,741
Citigroup, Inc. SOFR + 2.09%, 4.91%, 5/24/2033 (a)	100,000	98,226
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	100,000	88,308
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	48,520
JPMorgan Chase & Co. SOFR + 1.80%, 4.59%, 4/26/2033 (a)	75,000	73,099
Morgan Stanley SOFR + 1.29%, 2.94%, 1/21/2033 (a)	75,000	65,934
Wells Fargo & Co. Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (a)	100,000	89,787
		536,615
BEVERAGES — 2.2%
Constellation Brands, Inc. 4.75%, 5/9/2032	67,000	65,623
PepsiCo, Inc. 3.90%, 7/18/2032	70,000	66,765
		132,388
BIOTECHNOLOGY — 0.6%
Amgen, Inc. 3.35%, 2/22/2032	40,000	36,541
CHEMICALS — 0.7%
Ecolab, Inc. 2.13%, 2/1/2032	50,000	42,589
COMPUTERS — 0.9%
Apple, Inc. 3.35%, 8/8/2032	55,000	51,320
DISTRIBUTION & WHOLESALE — 0.4%
LKQ Corp. 6.25%, 6/15/2033	25,000	26,043
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Air Lease Corp. Series MTN, 2.88%, 1/15/2032	$105,000	$91,885
Capital One Financial Corp. 6.70%, 11/29/2032	30,000	32,255
Charles Schwab Corp. 2.90%, 3/3/2032	60,000	52,942
Jefferies Financial Group, Inc. 2.75%, 10/15/2032	55,000	45,517
		222,599
ELECTRIC — 11.5%
AEP Texas, Inc. 4.70%, 5/15/2032	105,000	101,673
CenterPoint Energy Houston Electric LLC Series AI, 4.45%, 10/1/2032	80,000	77,363
DTE Electric Co. Series A, 3.00%, 3/1/2032	75,000	67,099
Duke Energy Corp. 4.50%, 8/15/2032	100,000	96,204
Exelon Corp. 3.35%, 3/15/2032	100,000	90,791
Georgia Power Co. 4.70%, 5/15/2032	50,000	49,439
Pacific Gas & Electric Co. 5.90%, 6/15/2032	50,000	50,394
Southern California Edison Co. 5.95%, 11/1/2032	80,000	81,277
Southern Co. 5.70%, 10/15/2032	80,000	82,894
		697,134
ELECTRICAL COMPONENTS & EQUIPMENT — 0.9%
Emerson Electric Co. 6.00%, 8/15/2032	50,000	53,545
ELECTRONICS — 0.8%
Honeywell International, Inc. 4.75%, 2/1/2032	50,000	49,792
ENTERTAINMENT — 1.8%
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	130,000	110,454
ENVIRONMENTAL CONTROL — 0.4%
Waste Connections, Inc. 3.20%, 6/1/2032	25,000	22,489
FOOD — 1.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 5/15/2032	130,000	111,853
HEALTH CARE PRODUCTS — 0.4%
Thermo Fisher Scientific, Inc. 4.95%, 11/21/2032	25,000	25,201
HEALTH CARE SERVICES — 1.8%
HCA, Inc. 3.63%, 3/15/2032	55,000	49,910

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 4.20%, 5/15/2032	$65,000	$61,776
		111,686
HOUSEHOLD PRODUCTS & WARES — 1.8%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	105,000	109,092
INSURANCE — 4.4%
Brown & Brown, Inc. 4.20%, 3/17/2032	50,000	46,723
Corebridge Financial, Inc. 3.90%, 4/5/2032	105,000	96,669
Lincoln National Corp. 3.40%, 3/1/2032	80,000	70,852
Progressive Corp. 6.25%, 12/1/2032	50,000	54,320
		268,564
INTERNET — 2.2%
Amazon.com, Inc. 4.70%, 12/1/2032	130,000	131,130
IRON/STEEL — 2.1%
ArcelorMittal SA 6.80%, 11/29/2032	80,000	86,553
Vale Overseas Ltd. 6.13%, 6/12/2033	40,000	41,086
		127,639
IT SERVICES — 1.1%
Leidos, Inc. 5.40%, 3/15/2032	40,000	40,287
NetApp, Inc. 5.50%, 3/17/2032	25,000	25,329
		65,616
LEISURE TIME — 0.8%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (b)	50,000	49,418
MACHINERY-DIVERSIFIED — 1.1%
Flowserve Corp. 2.80%, 1/15/2032	80,000	67,874
MEDIA — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	105,000	96,760
MINING — 0.9%
Glencore Funding LLC 2.63%, 9/23/2031 (b)	60,000	51,892
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.00%, 11/2/2032	25,000	23,750
OIL & GAS — 1.8%
BP Capital Markets America, Inc. 2.72%, 1/12/2032	55,000	48,392
Security Description	Principal Amount	Value
Occidental Petroleum Corp. 5.38%, 1/1/2032	$65,000	$62,862
		111,254
PACKAGING & CONTAINERS — 1.9%
Sonoco Products Co. 2.85%, 2/1/2032	80,000	69,427
WRKCo, Inc. 4.20%, 6/1/2032	50,000	47,178
		116,605
PHARMACEUTICALS — 3.5%
Becton Dickinson & Co. 4.30%, 8/22/2032	105,000	99,879
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	50,000	44,684
Zoetis, Inc. 5.60%, 11/16/2032	65,000	67,761
		212,324
PIPELINES — 4.0%
Cheniere Energy Partners LP 3.25%, 1/31/2032	80,000	70,207
Kinder Morgan, Inc. 4.80%, 2/1/2033	50,000	48,274
ONEOK, Inc. 6.10%, 11/15/2032	75,000	78,079
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	50,000	45,756
		242,316
REAL ESTATE INVESTMENT TRUSTS — 5.3%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	55,000	44,418
American Homes 4 Rent LP 3.63%, 4/15/2032	50,000	45,408
American Tower Corp. 4.05%, 3/15/2032	105,000	99,130
Extra Space Storage LP 2.35%, 3/15/2032	80,000	66,634
Simon Property Group LP 2.65%, 2/1/2032	80,000	69,398
		324,988
RETAIL — 5.1%
AutoNation, Inc. 3.85%, 3/1/2032	25,000	22,601
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	125,000	109,997
Genuine Parts Co. 2.75%, 2/1/2032	100,000	85,871
Lowe's Cos., Inc. 3.75%, 4/1/2032	70,000	65,162
Starbucks Corp. 3.00%, 2/14/2032	30,000	26,694
		310,325

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 8.6%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	$130,000	$123,763
Broadcom, Inc. 4.30%, 11/15/2032	200,000	191,350
Intel Corp. 4.00%, 12/15/2032	50,000	45,908
Micron Technology, Inc.:
2.70%, 4/15/2032	100,000	85,235
5.65%, 11/1/2032	35,000	35,541
QUALCOMM, Inc. 4.25%, 5/20/2032	20,000	19,555
Texas Instruments, Inc. 3.65%, 8/16/2032	25,000	23,321
		524,673
SOFTWARE — 2.9%
Oracle Corp. 6.25%, 11/9/2032	100,000	106,707
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	75,000	70,027
		176,734
TELECOMMUNICATIONS — 5.5%
AT&T, Inc. 2.25%, 2/1/2032	130,000	110,343
T-Mobile USA, Inc. 2.70%, 3/15/2032	130,000	112,962
Verizon Communications, Inc. 2.36%, 3/15/2032	130,000	110,851
		334,156
TRANSPORTATION — 0.7%
Norfolk Southern Corp. 3.00%, 3/15/2032	50,000	44,685
TRUCKING & LEASING — 0.4%
GATX Corp. 3.50%, 6/1/2032	25,000	22,443
TOTAL CORPORATE BONDS & NOTES (Cost $6,116,888)		5,980,104

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (c) (d) (Cost $52,028)	52,028	$52,028
TOTAL INVESTMENTS — 99.1% (Cost $6,168,916)		6,032,132
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		54,110
NET ASSETS — 100.0%		$6,086,242
(a)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2025.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,980,104	$—	$5,980,104
Short-Term Investment	52,028	—	—	52,028
TOTAL INVESTMENTS	$52,028	$5,980,104	$—	$6,032,132
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$617,546	$565,518	$—	$—	52,028	$52,028	$2,731
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 0.8%
L3Harris Technologies, Inc. 5.40%, 7/31/2033	$50,000	$50,650
AGRICULTURE — 2.4%
Philip Morris International, Inc. 5.38%, 2/15/2033	145,000	147,861
AUTO MANUFACTURERS — 1.8%
Ford Motor Co. 6.10%, 8/19/2032	60,000	58,554
General Motors Financial Co., Inc. 6.40%, 1/9/2033	50,000	51,631
		110,185
BANKS — 5.6%
Bank of America Corp. SOFR + 1.91%, 5.29%, 4/25/2034 (a)	100,000	100,045
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	50,000	44,154
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	48,520
JPMorgan Chase & Co. SOFR + 1.85%, 5.35%, 6/1/2034 (a)	100,000	101,307
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a)	50,000	47,678
		341,704
BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc. 6.63%, 8/15/2033	50,000	55,252
BIOTECHNOLOGY — 1.7%
Amgen, Inc. 5.25%, 3/2/2033	100,000	100,933
CHEMICALS — 1.7%
Dow Chemical Co. 6.30%, 3/15/2033	50,000	52,943
Eastman Chemical Co. 5.75%, 3/8/2033	50,000	51,211
		104,154
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.75%, 4/1/2033	80,000	83,222
COMPUTERS — 1.7%
Leidos, Inc. 5.75%, 3/15/2033	100,000	102,685
COSMETICS/PERSONAL CARE — 0.8%
Kenvue, Inc. 4.90%, 3/22/2033	50,000	50,117
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.9%
LKQ Corp. 6.25%, 6/15/2033	$50,000	$52,085
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Apollo Global Management, Inc. 6.38%, 11/15/2033	100,000	107,332
Capital One Financial Corp. 6.70%, 11/29/2032	25,000	26,879
		134,211
ELECTRIC — 15.9%
AEP Texas, Inc. 5.40%, 6/1/2033	100,000	99,679
Constellation Energy Generation LLC 5.80%, 3/1/2033	95,000	98,739
DTE Electric Co. 5.20%, 4/1/2033	100,000	101,264
Duke Energy Florida LLC 5.88%, 11/15/2033	140,000	146,831
Exelon Corp. 5.30%, 3/15/2033	140,000	141,642
Georgia Power Co. 4.95%, 5/17/2033	80,000	79,402
National Grid PLC 5.81%, 6/12/2033	140,000	144,626
Pacific Gas & Electric Co. 6.40%, 6/15/2033	50,000	51,497
Southern Co. 5.20%, 6/15/2033	105,000	104,973
		968,653
ENVIRONMENTAL CONTROL — 0.8%
Waste Connections, Inc. 4.20%, 1/15/2033	50,000	47,703
FOOD — 2.7%
Campbell's Co. 5.40%, 3/21/2034	75,000	74,811
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75%, 4/1/2033	75,000	76,073
Pilgrim's Pride Corp. 6.25%, 7/1/2033	15,000	15,581
		166,465
HEALTH CARE PRODUCTS — 0.4%
Thermo Fisher Scientific, Inc. 5.09%, 8/10/2033	25,000	25,192
HEALTH CARE SERVICES — 1.7%
HCA, Inc. 5.50%, 6/1/2033	50,000	50,458
UnitedHealth Group, Inc. 5.35%, 2/15/2033	50,000	50,424
		100,882

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.9%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	$50,000	$51,948
INSURANCE — 5.6%
Allstate Corp. 5.35%, 6/1/2033	25,000	25,467
American International Group, Inc. 5.13%, 3/27/2033	85,000	85,060
Arthur J Gallagher & Co. 5.50%, 3/2/2033	50,000	50,857
Corebridge Financial, Inc. 6.05%, 9/15/2033	120,000	124,297
Progressive Corp. 4.95%, 6/15/2033	25,000	25,215
Prudential Financial, Inc. Series MTN, 5.75%, 7/15/2033	25,000	26,241
		337,137
IRON/STEEL — 1.9%
Vale Overseas Ltd. 6.13%, 6/12/2033	110,000	112,986
MACHINERY-DIVERSIFIED — 1.6%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	95,000	97,723
MEDIA — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	75,000	69,114
Comcast Corp. 4.80%, 5/15/2033	25,000	24,576
Fox Corp. 6.50%, 10/13/2033	65,000	69,574
Paramount Global 5.50%, 5/15/2033	10,000	9,544
		172,808
MINING — 0.8%
Glencore Funding LLC 5.70%, 5/8/2033 (b)	50,000	50,913
MISCELLANEOUS MANUFACTURER — 0.8%
Eaton Corp. 4.15%, 3/15/2033	50,000	47,857
OIL & GAS — 3.5%
BP Capital Markets America, Inc. 4.89%, 9/11/2033	110,000	108,150
Diamondback Energy, Inc. 6.25%, 3/15/2033	50,000	52,179
Ovintiv, Inc. 6.25%, 7/15/2033	50,000	50,136
		210,465
OIL & GAS SERVICES — 1.5%
Schlumberger Holdings Corp. 4.85%, 5/15/2033 (b)	95,000	91,604
Security Description	Principal Amount	Value
PHARMACEUTICALS — 7.0%
AbbVie, Inc. 5.05%, 3/15/2034	$75,000	$75,206
Becton Dickinson & Co. 5.11%, 2/8/2034	85,000	83,742
CVS Health Corp. 5.30%, 6/1/2033	90,000	88,786
Merck & Co., Inc. 6.50%, 12/1/2033	95,000	105,872
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	75,000	73,761
		427,367
PIPELINES — 8.4%
Cheniere Energy Partners LP 5.95%, 6/30/2033	50,000	51,153
Enbridge, Inc. 5.70%, 3/8/2033	75,000	76,527
Energy Transfer LP:
5.75%, 2/15/2033	70,000	71,385
6.55%, 12/1/2033	90,000	95,597
Kinder Morgan, Inc. 5.20%, 6/1/2033	50,000	49,338
ONEOK, Inc. 6.05%, 9/1/2033	110,000	113,030
Targa Resources Corp. 6.13%, 3/15/2033	50,000	51,526
		508,556
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	85,000	66,189
American Tower Corp. 5.55%, 7/15/2033	50,000	50,838
COPT Defense Properties LP 2.90%, 12/1/2033	100,000	80,713
Invitation Homes Operating Partnership LP 5.50%, 8/15/2033	80,000	79,770
		277,510
RETAIL — 3.1%
AutoZone, Inc. 5.20%, 8/1/2033	50,000	50,057
Genuine Parts Co. 6.88%, 11/1/2033	80,000	87,733
Lowe's Cos., Inc. 5.15%, 7/1/2033	50,000	50,336
		188,126
SEMICONDUCTORS — 6.0%
Broadcom, Inc. 3.42%, 4/15/2033 (b)	100,000	89,174
Intel Corp. 5.20%, 2/10/2033	50,000	49,476
Marvell Technology, Inc. 5.95%, 9/15/2033	45,000	46,473

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Micron Technology, Inc.:
5.65%, 11/1/2032	$35,000	$35,541
5.88%, 9/15/2033	140,000	143,692
		364,356
SOFTWARE — 0.9%
Oracle Corp. 4.90%, 2/6/2033	55,000	54,246
TELECOMMUNICATIONS — 4.1%
AT&T, Inc. 5.40%, 2/15/2034	75,000	76,029
T-Mobile USA, Inc. 5.05%, 7/15/2033	100,000	99,203
Verizon Communications, Inc. 5.05%, 5/9/2033	75,000	75,011
		250,243
TRANSPORTATION — 0.8%
United Parcel Service, Inc. 4.88%, 3/3/2033	50,000	50,000
TOTAL CORPORATE BONDS & NOTES (Cost $6,066,487)		5,935,799
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (c) (d) (Cost $51,692)	51,692	51,692
TOTAL INVESTMENTS — 98.6% (Cost $6,118,179)		5,987,491
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		85,275
NET ASSETS — 100.0%		$6,072,766

(a)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2025.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,935,799	$—	$5,935,799
Short-Term Investment	51,692	—	—	51,692
TOTAL INVESTMENTS	$51,692	$5,935,799	$—	$5,987,491

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$545,777	$494,085	$—	$—	51,692	$51,692	$1,514
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 2.3%
Boeing Co. 3.60%, 5/1/2034	$55,000	$47,547
L3Harris Technologies, Inc. 5.35%, 6/1/2034	65,000	65,432
RTX Corp. 6.10%, 3/15/2034	50,000	53,211
		166,190
AGRICULTURE — 2.8%
Imperial Brands Finance PLC 5.88%, 7/1/2034 (a)	200,000	201,150
APPAREL — 0.3%
Tapestry, Inc. 5.50%, 3/11/2035	25,000	24,519
AUTO MANUFACTURERS — 3.2%
General Motors Financial Co., Inc. 5.95%, 4/4/2034	230,000	228,445
BANKS — 4.9%
Bank of America Corp. SOFR + 1.65%, 5.47%, 1/23/2035 (b)	40,000	40,456
Citigroup, Inc. SOFR + 2.06%, 5.83%, 2/13/2035 (b)	40,000	39,862
Goldman Sachs Group, Inc. SOFR + 1.95%, 6.56%, 10/24/2034 (b)	50,000	54,525
JPMorgan Chase & Co. SOFR + 1.62%, 5.34%, 1/23/2035 (b)	40,000	40,231
Morgan Stanley SOFR + 1.73%, 5.47%, 1/18/2035 (b)	50,000	50,282
U.S. Bancorp SOFR + 1.86%, 5.68%, 1/23/2035 (b)	75,000	76,393
Wells Fargo & Co. SOFR + 1.78%, 5.50%, 1/23/2035 (b)	50,000	50,286
		352,035
BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034	120,000	120,880
BIOTECHNOLOGY — 0.3%
Royalty Pharma PLC 5.40%, 9/2/2034	20,000	19,915
CHEMICALS — 1.6%
Dow Chemical Co. 4.25%, 10/1/2034	80,000	71,737
Security Description	Principal Amount	Value
Eastman Chemical Co. 5.63%, 2/20/2034	$45,000	$44,969
		116,706
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.25%, 6/5/2034	100,000	100,266
CONSTRUCTION MATERIALS — 2.2%
Carrier Global Corp. 5.90%, 3/15/2034	120,000	126,014
Owens Corning 5.70%, 6/15/2034	35,000	35,740
		161,754
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Capital One Financial Corp. SOFR + 3.37%, 7.96%, 11/2/2034 (b)	40,000	45,775
Charles Schwab Corp. SOFR + 2.50%, 5.85%, 5/19/2034 (b)	50,000	52,113
Jefferies Financial Group, Inc. 6.20%, 4/14/2034	70,000	71,413
		169,301
ELECTRIC — 12.8%
AEP Texas, Inc. 5.70%, 5/15/2034	70,000	70,218
CenterPoint Energy Houston Electric LLC 5.15%, 3/1/2034	55,000	54,631
Constellation Energy Generation LLC 6.13%, 1/15/2034	70,000	73,943
DTE Electric Co. 5.20%, 3/1/2034	135,000	135,536
Duke Energy Carolinas LLC 4.85%, 1/15/2034	95,000	93,168
Georgia Power Co. 5.25%, 3/15/2034	70,000	70,387
National Grid PLC 5.42%, 1/11/2034	70,000	70,512
Pacific Gas & Electric Co. 5.80%, 5/15/2034	95,000	93,863
PacifiCorp 5.45%, 2/15/2034	70,000	69,935
Southern California Edison Co. 5.20%, 6/1/2034	60,000	57,497
Southern Co. 5.70%, 3/15/2034	130,000	133,775
		923,465
ENVIRONMENTAL CONTROL — 1.1%
Republic Services, Inc. 5.20%, 11/15/2034	30,000	30,248
Waste Connections, Inc. 5.00%, 3/1/2034	50,000	49,863
		80,111

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 4.2%
Campbell's Co. 5.40%, 3/21/2034	$70,000	$69,824
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 3/15/2034	50,000	53,715
Mars, Inc. 5.20%, 3/1/2035 (a)	100,000	99,707
Pilgrim's Pride Corp. 6.88%, 5/15/2034	30,000	32,353
Tyson Foods, Inc. 4.88%, 8/15/2034	50,000	47,791
		303,390
HEALTH CARE PRODUCTS — 1.3%
Solventum Corp. 5.60%, 3/23/2034	40,000	40,336
Thermo Fisher Scientific, Inc. 5.20%, 1/31/2034	55,000	55,630
		95,966
HEALTH CARE SERVICES — 2.3%
HCA, Inc.:
5.45%, 9/15/2034	60,000	59,489
5.75%, 3/1/2035	30,000	30,259
UnitedHealth Group, Inc. 5.15%, 7/15/2034	80,000	78,986
		168,734
INSURANCE — 6.1%
Arch Capital Group Ltd. 7.35%, 5/1/2034	60,000	68,162
Arthur J Gallagher & Co. 5.45%, 7/15/2034	100,000	100,955
Brown & Brown, Inc. 5.65%, 6/11/2034	70,000	70,757
Corebridge Financial, Inc. 5.75%, 1/15/2034	80,000	81,541
Lincoln National Corp. 5.85%, 3/15/2034	45,000	45,577
MetLife, Inc. 5.30%, 12/15/2034	70,000	70,880
		437,872
INTERNET — 4.0%
Alphabet, Inc. 4.50%, 5/15/2035	100,000	97,092
Amazon.com, Inc. 4.80%, 12/5/2034	95,000	95,771
Expedia Group, Inc. 5.40%, 2/15/2035	25,000	24,650
Meta Platforms, Inc. 4.75%, 8/15/2034	75,000	74,205
		291,718
IRON/STEEL — 0.8%
ArcelorMittal SA 6.00%, 6/17/2034	55,000	56,701
Security Description	Principal Amount	Value
IT SERVICES — 0.7%
Leidos, Inc. 5.50%, 3/15/2035	$50,000	$49,863
LODGING — 1.0%
Las Vegas Sands Corp. 6.20%, 8/15/2034	70,000	69,329
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp. 5.80%, 3/21/2034	40,000	40,125
Ingersoll Rand, Inc. 5.45%, 6/15/2034	20,000	20,187
		60,312
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 6/1/2034	105,000	109,791
MINING — 1.0%
Glencore Funding LLC 5.63%, 4/4/2034 (a) (c)	50,000	50,277
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	25,000	24,936
		75,213
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp. 5.55%, 8/22/2034	40,000	39,408
OIL & GAS — 4.8%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	100,000	99,821
Devon Energy Corp. 5.20%, 9/15/2034	50,000	47,373
Diamondback Energy, Inc. 5.40%, 4/18/2034	50,000	49,119
Occidental Petroleum Corp. 5.55%, 10/1/2034	55,000	52,004
Ovintiv, Inc. 6.50%, 8/15/2034	65,000	65,229
Suncor Energy, Inc. 5.95%, 12/1/2034	35,000	35,441
		348,987
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 5.65%, 1/15/2034	55,000	55,384
PHARMACEUTICALS — 5.3%
AbbVie, Inc. 5.05%, 3/15/2034	142,000	142,390
Astrazeneca Finance LLC 5.00%, 2/26/2034	40,000	40,233
Becton Dickinson & Co. 5.11%, 2/8/2034	20,000	19,704
CVS Health Corp. 5.70%, 6/1/2034	25,000	25,156

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co. 4.60%, 8/14/2034	$50,000	$48,789
Novartis Capital Corp. 4.20%, 9/18/2034	115,000	108,827
		385,099
PIPELINES — 6.4%
Cheniere Energy Partners LP 5.75%, 8/15/2034	95,000	95,452
Enbridge, Inc. 5.63%, 4/5/2034	95,000	95,923
Energy Transfer LP 5.60%, 9/1/2034	110,000	109,388
Kinder Morgan, Inc. 5.30%, 12/1/2034	40,000	39,122
ONEOK, Inc. 5.05%, 11/1/2034	50,000	47,629
Targa Resources Corp. 6.50%, 3/30/2034	50,000	52,618
Williams Cos., Inc. 5.15%, 3/15/2034	25,000	24,557
		464,689
REAL ESTATE INVESTMENT TRUSTS — 5.0%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	45,000	36,941
American Homes 4 Rent LP 5.50%, 7/15/2034	55,000	54,774
Brixmor Operating Partnership LP 5.50%, 2/15/2034	60,000	59,743
Extra Space Storage LP 5.40%, 2/1/2034	94,000	93,387
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	68,000	55,126
Regency Centers LP 5.25%, 1/15/2034	65,000	64,970
		364,941
RETAIL — 1.5%
AutoNation, Inc. 5.89%, 3/15/2035	35,000	34,779
AutoZone, Inc. 5.40%, 7/15/2034	70,000	70,565
		105,344
SEMICONDUCTORS — 4.7%
Broadcom, Inc. 3.47%, 4/15/2034 (a)	160,000	140,541
Intel Corp. 5.15%, 2/21/2034	25,000	24,475
KLA Corp. 5.65%, 11/1/2034	30,000	31,022
Marvell Technology, Inc. 5.95%, 9/15/2033	50,000	51,637
Micron Technology, Inc. 5.80%, 1/15/2035	90,000	90,753
		338,428
Security Description	Principal Amount	Value
SOFTWARE — 3.0%
Oracle Corp. 4.30%, 7/8/2034	$80,000	$74,402
Paychex, Inc. 5.60%, 4/15/2035	30,000	30,507
Synopsys, Inc. 5.15%, 4/1/2035	40,000	39,610
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	70,000	70,884
		215,403
TELECOMMUNICATIONS — 4.8%
AT&T, Inc. 5.40%, 2/15/2034	100,000	101,372
Cisco Systems, Inc. 5.05%, 2/26/2034	80,000	80,618
T-Mobile USA, Inc. 5.15%, 4/15/2034	120,000	119,642
Verizon Communications, Inc. 4.40%, 11/1/2034	50,000	46,859
		348,491
TRANSPORTATION — 0.6%
United Parcel Service, Inc. 5.15%, 5/22/2034	45,000	45,393
TOTAL CORPORATE BONDS & NOTES (Cost $7,227,612)		7,095,193
	Shares
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (d) (e)	38,318	38,318
State Street Navigator Securities Lending Portfolio II (f) (g)	48,528	48,528
TOTAL SHORT-TERM INVESTMENTS (Cost $86,846)		86,846
TOTAL INVESTMENTS — 99.2% (Cost $7,314,458)		7,182,039
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		55,043
NET ASSETS — 100.0%		$7,237,082
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.8% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at May 31, 2025.

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,095,193	$—	$7,095,193
Short-Term Investments	86,846	—	—	86,846
TOTAL INVESTMENTS	$86,846	$7,095,193	$—	$7,182,039

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$1,242,009	$1,203,691	$—	$—	38,318	$38,318	$2,464
State Street Navigator Securities Lending Portfolio II	—	—	48,528	—	—	—	48,528	48,528	—
Total		$—	$1,290,537	$1,203,691	$—	$—		$86,846	$2,464
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SSGA Active Trust
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of May 31, 2025, is disclosed in each Fund's respective Schedule of Investments.

SSGA Active Trust
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2025, are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.